2013 Annual Report

RiverSource®
Variable Second-To-Die Life Insurance

S-6196 AD (5/14)	Issued by: RiverSource Life Insurance Company

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE COMPANY
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account that is offered through RiverSource® Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Assets

Investments, at fair value(1),(2)	$23,933,133	$49,997,860	$3,892,621	$16,286,133	$60,881,167
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,623	386	29	189	9,589
Receivable for share redemptions	16,683	38,478	8,256	29,664	34,263

Total assets	23,953,439	50,036,724	3,900,906	16,315,986	60,925,019

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	16,682	34,332	2,493	8,538	32,236
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	4,146	5,763	21,126	2,027
Payable for investments purchased	3,623	386	29	189	9,589

Total liabilities	20,305	38,864	8,285	29,853	43,852

Net assets applicable to Variable Life contracts in accumulation period	23,933,134	49,997,860	3,892,621	16,286,133	60,881,167
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$23,933,134	$49,997,860	$3,892,621	$16,286,133	$60,881,167

(1) Investment shares	870,612	3,364,594	93,528	1,516,400	7,204,872
(2) Investments, at cost	$18,893,336	$50,161,395	$2,737,073	$12,088,830	$44,214,367

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$7,427,712	$165,002,087	$60,518,008	$114,339,041	$223,005,282
Dividends receivable	—	—	17	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,063	23,540	92,428	164,624	19,244
Receivable for share redemptions	4,717	—	—	—	—

Total assets	7,434,492	165,025,627	60,610,453	114,503,665	223,024,526

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,665	117,641	37,422	74,564	144,059
Minimum death benefit guarantee risk charge	—	1,173	116	180	—
Contract terminations	52	13,800	46,549	14,954	26,345
Payable for investments purchased	2,063	—	—	—	—

Total liabilities	6,780	132,614	84,087	89,698	170,404

Net assets applicable to Variable Life contracts in accumulation period	7,427,622	164,893,013	60,526,366	114,413,967	222,854,122
Net assets applicable to seed money	90	—	—	—	—

Total net assets	$7,427,712	$164,893,013	$60,526,366	$114,413,967	$222,854,122

(1) Investment shares	3,644,609	8,397,053	60,518,008	11,411,082	12,341,189
(2) Investments, at cost	$6,712,275	$119,337,509	$60,510,696	$121,246,834	$158,948,008

See accompanying notes to financial statements.

2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$48,403,119	$33,227,713	$64,628,556	$8,255,249	$18,287,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25,719	12,105	1,005	6,101	1,265
Receivable for share redemptions	—	—	—	—	—

Total assets	48,428,838	33,239,818	64,629,561	8,261,350	18,289,038

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	31,196	21,462	41,739	5,597	12,131
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	38,983	101	23,611	—	755
Payable for investments purchased	—	—	—	—	—

Total liabilities	70,179	21,563	65,350	5,597	12,886

Net assets applicable to Variable Life contracts in accumulation period	48,358,659	33,218,255	64,564,211	8,255,753	18,276,152
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$48,358,659	$33,218,255	$64,564,211	$8,255,753	$18,276,152

(1) Investment shares	3,065,429	3,134,690	9,051,619	949,971	2,090,031
(2) Investments, at cost	$44,936,756	$35,673,740	$60,302,657	$8,876,871	$20,238,625

				Col VP	Col VP
	Col VP	Col VP	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$94,335,301	$47,274,950	$292,303,815	$14,815,773	$13,865,168
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,907	—	—	7,348	1,296
Receivable for share redemptions	—	—	—	—	—

Total assets	94,338,208	47,274,950	292,303,815	14,823,121	13,866,464

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	65,635	29,411	195,463	8,884	9,502
Minimum death benefit guarantee risk charge	—	—	361	—	—
Contract terminations	7,923	26,429	76,094	—	361
Payable for investments purchased	—	—	—	—	—

Total liabilities	73,558	55,840	271,918	8,884	9,863

Net assets applicable to Variable Life contracts in accumulation period	94,264,650	47,219,110	292,031,897	14,814,237	13,856,601
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$94,264,650	$47,219,110	$292,031,897	$14,814,237	$13,856,601

(1) Investment shares	6,496,922	4,576,471	9,447,441	823,556	848,023
(2) Investments, at cost	$62,179,916	$31,010,484	$189,779,974	$10,755,245	$ 9,623,411

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Assets

Investments, at fair value(1),(2)	$52,015,555	$11,387,786	$19,616,470	$29,662,792	$11,298,379
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	16,517	—	23,199	5,839
Receivable for share redemptions	—	—	—	—	7,075

Total assets	52,015,555	11,404,303	19,616,470	29,685,991	11,311,293

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	31,302	7,321	11,938	18,303	7,075
Minimum death benefit guarantee risk charge	—	—	—	87	—
Contract terminations	53,785	—	5,314	10,187	—
Payable for investments purchased	—	—	—	—	5,839

Total liabilities	85,087	7,321	17,252	28,577	12,914

Net assets applicable to Variable Life contracts in accumulation period	51,930,468	11,396,982	19,599,218	29,657,414	11,298,379
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$51,930,468	$11,396,982	$19,599,218	$29,657,414	$11,298,379

(1) Investment shares	3,905,072	708,196	1,066,112	2,902,426	1,796,245
(2) Investments, at cost	$33,945,033	$ 8,609,216	$12,876,064	$29,917,207	$15,202,807

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$36,214,255	$86,986,750	$56,285,050	$125,046,540	$21,260,785
Dividends receivable	120,337	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,002	8,980	1,317	14,172	19,909
Receivable for share redemptions	61,614	67,511	31,418	108,385	11,303

Total assets	36,407,208	87,063,241	56,317,785	125,169,097	21,291,997

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	22,790	54,712	29,849	67,060	11,303
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	38,823	12,799	1,569	41,325	—
Payable for investments purchased	131,340	8,980	1,317	14,172	19,909

Total liabilities	192,953	76,491	32,735	122,557	31,212

Net assets applicable to Variable Life contracts in accumulation period	36,214,255	86,986,750	56,285,050	125,046,540	21,260,785
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$36,214,255	$86,986,750	$56,285,050	$125,046,540	$21,260,785

(1) Investment shares	3,840,324	2,575,859	2,960,813	3,458,145	1,034,085
(2) Investments, at cost	$35,736,234	$59,746,162	$38,375,907	$100,033,560	$16,722,311

See accompanying notes to financial statements.

4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$48,009,701	$41,217,481	$22,395,325	$104,621,592	$5,944,331
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	28,474	510	41,131	—	—
Receivable for share redemptions	30,266	37,352	15,532	84,284	12,650

Total assets	48,068,441	41,255,343	22,451,988	104,705,876	5,956,981

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	30,266	26,514	15,532	64,970	3,025
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	10,838	—	19,314	9,625
Payable for investments purchased	28,474	510	41,131	—	—

Total liabilities	58,740	37,862	56,663	84,284	12,650

Net assets applicable to Variable Life contracts in accumulation period	48,009,701	41,217,481	22,395,325	104,621,592	5,944,331
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$48,009,701	$41,217,481	$22,395,325	$104,621,592	$5,944,331

(1) Investment shares	3,446,497	1,712,401	1,035,383	5,612,746	394,448
(2) Investments, at cost	$56,642,985	$26,096,738	$17,878,862	$ 79,968,522	$4,704,146

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Assets

Investments, at fair value(1),(2)	$40,041,375	$10,965,208	$8,963,470	$135,065,511	$8,690,370
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,704	6,254	203	10,514	—
Receivable for share redemptions	30,573	11,190	5,809	129,383	11,493

Total assets	40,082,652	10,982,652	8,969,482	135,205,408	8,701,863

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	25,095	5,619	5,583	85,197	5,531
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5,478	5,571	226	44,187	5,962
Payable for investments purchased	10,704	6,254	203	10,514	—

Total liabilities	41,277	17,444	6,012	139,898	11,493

Net assets applicable to Variable Life contracts in accumulation period	40,041,375	10,965,208	8,963,470	135,065,510	8,690,370
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$40,041,375	$10,965,208	$8,963,470	$135,065,510	$8,690,370

(1) Investment shares	2,423,812	216,575	506,984	3,514,585	415,211
(2) Investments, at cost	$28,632,418	$ 8,157,399	$6,461,384	$ 86,903,459	$6,822,930

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Assets

Investments, at fair value(1),(2)	$21,363,977	$7,358,722	$6,619,969	$10,478,446	$13,147,819
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,660	4,100	4,312	418	649
Receivable for share redemptions	13,488	4,239	4,392	5,612	20,789

Total assets	21,384,125	7,367,061	6,628,673	10,484,476	13,169,257

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	12,209	4,076	4,370	5,136	7,586
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,280	163	22	476	13,203
Payable for investments purchased	6,660	4,100	4,312	418	649

Total liabilities	20,149	8,339	8,704	6,030	21,438

Net assets applicable to Variable Life contracts in accumulation period	21,363,976	7,358,722	6,619,969	10,478,446	13,147,819
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$21,363,976	$7,358,722	$6,619,969	$10,478,446	$13,147,819

(1) Investment shares	612,499	1,375,462	340,884	184,480	1,576,477
(2) Investments, at cost	$16,383,812	$5,556,729	$5,152,333	$ 6,501,875	$ 8,136,285

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$9,402,111	$57,153,489	$32,222,419	$29,784,571	$27,738,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	363	3,129	67
Receivable for share redemptions	10,703	40,087	34,002	19,679	34,991

Total assets	9,412,814	57,193,576	32,256,784	29,807,379	27,774,031

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	6,243	33,893	19,402	16,982	18,351
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,460	6,194	14,599	2,697	16,640
Payable for investments purchased	—	—	363	3,129	67

Total liabilities	10,703	40,087	34,364	22,808	35,058

Net assets applicable to Variable Life contracts in accumulation period	9,402,111	57,153,489	32,222,420	29,784,571	27,738,973
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$9,402,111	$57,153,489	$32,222,420	$29,784,571	$27,738,973

(1) Investment shares	278,664	1,396,713	2,153,905	1,416,963	881,442
(2) Investments, at cost	$6,434,497	$56,740,491	$21,595,912	$21,429,118	$23,123,549

See accompanying notes to financial statements.

6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Assets

Investments, at fair value(1),(2)	$11,297,345	$8,929,259	$12,390,789	$54,361,892	$11,939,730
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,546	2,596	29	1,250	25,043
Receivable for share redemptions	7,326	5,640	8,219	58,686	7,718

Total assets	11,317,217	8,937,495	12,399,037	54,421,828	11,972,491

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	7,325	5,614	8,016	35,883	7,718
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	26	203	22,803	—
Payable for investments purchased	12,546	2,596	29	1,250	25,043

Total liabilities	19,871	8,236	8,248	59,936	32,761

Net assets applicable to Variable Life contracts in accumulation period	11,297,346	8,929,259	12,390,789	54,361,817	11,939,730
Net assets applicable to seed money	—	—	—	75	—

Total net assets	$11,297,346	$8,929,259	$12,390,789	$54,361,892	$11,939,730

(1) Investment shares	1,208,272	626,615	306,172	9,883,980	433,699
(2) Investments, at cost	$ 9,968,069	$7,135,032	$ 9,641,637	$53,785,580	$ 8,077,598

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$33,312,586	$9,546,865	$9,355,464	$3,551,378	$98,570,167
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	39,144	19,506	2,764	21	—
Receivable for share redemptions	158,558	18,062	5,026	9,937	85,183

Total assets	33,510,288	9,584,433	9,363,254	3,561,336	98,655,350

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	21,008	6,171	4,989	2,321	61,436
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	137,550	11,891	37	7,616	23,747
Payable for investments purchased	39,144	19,506	2,764	21	—

Total liabilities	197,702	37,568	7,790	9,958	85,183

Net assets applicable to Variable Life contracts in accumulation period	33,312,586	9,546,865	9,355,464	3,551,378	98,570,167
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$33,312,586	$9,546,865	$9,355,464	$3,551,378	$98,570,167

(1) Investment shares	3,033,933	546,159	1,323,262	248,522	3,181,736
(2) Investments, at cost	$33,628,461	$7,359,314	$8,905,255	$3,235,340	$69,199,615

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$7,529,296	$50,796,602	$41,225,768	$129,700,181	$335,615,172
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	230	2,768	5,723	25,902	79,306
Receivable for share redemptions	3,672	31,959	21,944	—	—

Total assets	7,533,198	50,831,329	41,253,435	129,726,083	335,694,478

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,536	26,814	21,944	76,573	225,821
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	136	5,145	—	9,851	41,943
Payable for investments purchased	230	2,768	5,723	—	—

Total liabilities	3,902	34,727	27,667	86,424	267,764

Net assets applicable to Variable Life contracts in accumulation period	7,529,153	50,796,602	41,225,768	129,639,659	335,426,714
Net assets applicable to seed money	143	—	—	—	—

Total net assets	$7,529,296	$50,796,602	$41,225,768	$129,639,659	$335,426,714

(1) Investment shares	247,105	3,959,205	2,489,479	8,635,165	22,314,839
(2) Investments, at cost	$5,109,854	$41,113,654	$36,995,147	$104,798,751	$240,825,702

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$13,759,240	$18,832,340	$33,558,775	$304,853,845	$733,484,009
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,787	—	2,758	337,362	433
Receivable for share redemptions	—	—	—	—	—

Total assets	13,761,027	18,832,340	33,561,533	305,191,207	733,484,442

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	8,944	12,693	22,812	190,675	493,646
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,194	376,767	54,996	—	655,114
Payable for investments purchased	—	—	—	—	—

Total liabilities	15,138	389,460	77,808	190,675	1,148,760

Net assets applicable to Variable Life contracts in accumulation period	13,745,889	18,442,880	33,483,715	305,000,532	732,335,682
Net assets applicable to seed money	—	—	10	—	—

Total net assets	$13,745,889	$18,442,880	$33,483,725	$305,000,532	$732,335,682

(1) Investment shares	1,576,087	1,566,750	2,794,236	22,366,386	53,735,092
(2) Investments, at cost	$14,983,892	$17,643,214	$30,369,804	$256,398,119	$564,035,181

See accompanying notes to financial statements.

8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Assets

Investments, at fair value(1),(2)	$375,839,483	$1,111,234,921	$63,690,480	$113,463,224	$17,973,753
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	428,940	563,793	—	6,038	—
Receivable for share redemptions	—	—	—	—	—

Total assets	376,268,423	1,111,798,714	63,690,480	113,469,262	17,973,753

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	230,786	762,914	41,384	75,770	12,197
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,665	93,322	15,553	—	10,718
Payable for investments purchased	—	—	—	—	—

Total liabilities	240,451	856,236	56,937	75,770	22,915

Net assets applicable to Variable Life contracts in accumulation period	376,027,972	1,110,942,478	63,633,543	113,393,492	17,950,838
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$376,027,972	$1,110,942,478	$63,633,543	$113,393,492	$17,950,838

(1) Investment shares	26,154,453	77,222,719	4,983,606	8,857,395	805,637
(2) Investments, at cost	$309,764,421	$ 810,034,311	$56,466,874	$ 94,937,006	$11,242,858

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Assets

Investments, at fair value(1),(2)	$5,641,712	$3,024,386	$100,760,158	$108,243,853	$22,971,103
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,416	3,566	16,129	7,389	1,693
Receivable for share redemptions	—	—	—	—	14,172

Total assets	5,653,128	3,027,952	100,776,287	108,251,242	22,986,968

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,624	1,923	63,864	68,805	12,324
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	640	7,987	6,250	1,848
Payable for investments purchased	—	—	—	—	1,693

Total liabilities	3,624	2,563	71,851	75,055	15,865

Net assets applicable to Variable Life contracts in accumulation period	5,649,504	3,025,389	100,704,436	108,176,187	22,971,103
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$5,649,504	$3,025,389	$100,704,436	$108,176,187	$22,971,103

(1) Investment shares	411,804	181,863	2,916,358	2,631,749	4,176,564
(2) Investments, at cost	$4,141,283	$2,210,938	$ 80,672,436	$ 78,307,439	$19,938,918

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$17,153,669	$15,713,142
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	7,057
Receivable for share redemptions	20,827	10,265

Total assets	17,174,496	15,730,464

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	11,282	10,228
Minimum death benefit guarantee risk charge	—	—
Contract terminations	9,545	37
Payable for investments purchased	—	7,057

Total liabilities	20,827	17,322

Net assets applicable to Variable Life contracts in accumulation period	17,153,669	15,713,142
Net assets applicable to seed money	—	—

Total net assets	$17,153,669	$15,713,142

(1) Investment shares	655,972	1,400,458
(2) Investments, at cost	$11,603,984	$11,143,341

See accompanying notes to financial statements.

10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Operations

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Investment income

Dividend income	$ 226,855	$ 2,738,220	$ —	$ 250,769	$ 936,633
Variable account expenses	174,160	376,748	26,571	90,254	348,784

Investment income (loss) — net	52,695	2,361,472	(26,571)	160,515	587,849

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,625,624	9,188,684	1,394,592	1,957,229	8,150,654
Cost of investments sold	4,032,838	10,092,804	1,073,195	1,589,166	6,904,511

Net realized gain (loss) on sales of investments	592,786	(904,120)	321,397	368,063	1,246,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,241,224	7,702,925	768,783	2,422,358	13,306,669

Net gain (loss) on investments	5,834,010	6,798,805	1,090,180	2,790,421	14,552,812

Net increase (decrease) in net assets resulting from operations	$5,886,705	$ 9,160,277	$1,063,609	$2,950,936	$15,140,661

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 73,980	$ —	$ 6,306	$ 5,795,689	$ —
Variable account expenses	51,829	1,293,646	457,649	990,593	1,590,099

Investment income (loss) — net	22,151	(1,293,646)	(451,343)	4,805,096	(1,590,099)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,801,736	18,103,549	20,936,025	36,894,432	30,666,305
Cost of investments sold	1,567,021	14,313,140	20,932,872	36,869,920	23,947,003

Net realized gain (loss) on sales of investments	234,715	3,790,409	3,153	24,512	6,719,302
Distributions from capital gains	624,069	—	—	5,793,912	—
Net change in unrealized appreciation or depreciation of investments	222,792	26,427,948	(3,153)	(14,850,561)	42,383,999

Net gain (loss) on investments	1,081,576	30,218,357	—	(9,032,137)	49,103,301

Net increase (decrease) in net assets resulting from operations	$1,103,727	$28,924,711	$ (451,343)	$ (4,227,041)	$47,513,202

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 290,933	$ 2,166,948	$ 4,348,615	$ 508,508	$ 2,560,469
Variable account expenses	373,450	282,418	500,493	45,464	151,666

Investment income (loss) — net	(82,517)	1,884,530	3,848,122	463,044	2,408,803

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,899,096	8,821,412	13,147,393	1,842,591	6,378,666
Cost of investments sold	7,293,355	9,041,790	11,983,769	2,000,405	6,742,843

Net realized gain (loss) on sales of investments	605,741	(220,378)	1,163,624	(157,814)	(364,177)
Distributions from capital gains	—	256,765	—	383,750	1,884,681
Net change in unrealized appreciation or depreciation of investments	(1,893,810)	(5,292,338)	(1,637,292)	(621,623)	(3,121,746)

Net gain (loss) on investments	(1,288,069)	(5,255,951)	(473,668)	(395,687)	(1,601,242)

Net increase (decrease) in net assets resulting from operations	$(1,370,586)	$(3,371,421)	$ 3,374,454	$ 67,357	$ 807,561

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  11

Statements of Operations

				Col VP	Col VP
	Col VP	Col VP	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 1,466,351	$ —	$ —	$ —	$ —
Variable account expenses	714,345	320,330	2,082,269	96,610	91,465

Investment income (loss) — net	752,006	(320,330)	(2,082,269)	(96,610)	(91,465)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,389,892	9,354,534	38,113,354	3,418,821	1,694,876
Cost of investments sold	8,827,239	6,777,359	28,803,190	2,581,902	1,308,746

Net realized gain (loss) on sales of investments	3,562,653	2,577,175	9,310,164	836,919	386,130
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,852,726	9,004,541	68,454,255	2,789,801	3,210,871

Net gain (loss) on investments	16,415,379	11,581,716	77,764,419	3,626,720	3,597,001

Net increase (decrease) in net assets resulting from operations	$17,167,385	$11,261,386	$75,682,150	$3,530,110	$3,505,536

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Investment income

Dividend income	$ —	$ —	$ —	$ 206,941	$ —
Variable account expenses	328,452	57,521	118,442	240,763	88,094

Investment income (loss) — net	(328,452)	(57,521)	(118,442)	(33,822)	(88,094)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,495,846	1,186,916	3,113,385	10,459,138	2,591,442
Cost of investments sold	5,145,580	911,302	2,319,442	10,411,002	3,499,653

Net realized gain (loss) on sales of investments	2,350,266	275,614	793,943	48,136	(908,211)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,212,463	2,038,812	5,557,766	(935,200)	(449,593)

Net gain (loss) on investments	12,562,729	2,314,426	6,351,709	(887,064)	(1,357,804)

Net increase (decrease) in net assets resulting from operations	$12,234,277	$2,256,905	$6,233,267	$ (920,886)	$(1,445,898)

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$1,039,884	$ 656,922	$ 919,938	$ 463,344	$ 242,192
Variable account expenses	219,012	588,250	321,044	712,414	118,008

Investment income (loss) — net	820,872	68,672	598,894	(249,070)	124,184

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,285,677	13,768,341	7,428,278	17,304,428	3,087,105
Cost of investments sold	4,187,114	10,503,306	5,666,147	13,533,328	2,855,166

Net realized gain (loss) on sales of investments	98,563	3,265,035	1,762,131	3,771,100	231,939
Distributions from capital gains	179,326	23,005	—	14,606,131	71,948
Net change in unrealized appreciation or depreciation of investments	(204,775)	17,477,938	12,191,246	16,424,367	4,561,570

Net gain (loss) on investments	73,114	20,765,978	13,953,377	34,801,598	4,865,457

Net increase (decrease) in net assets resulting from operations	$ 893,986	$20,834,650	$14,552,271	$34,552,528	$4,989,641

See accompanying notes to financial statements.

12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Operations

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Investment income

Dividend income	$ 2,261,335	$ 481,011	$ 431,725	$ 820,105	$ 53,780
Variable account expenses	367,866	280,248	170,978	712,037	32,227

Investment income (loss) — net	1,893,469	200,763	260,747	108,068	21,553

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	8,161,939	6,432,607	4,078,654	16,873,362	1,230,313
Cost of investments sold	10,417,507	4,508,029	3,510,158	12,948,518	981,245

Net realized gain (loss) on sales of investments	(2,255,568)	1,924,578	568,496	3,924,844	249,068
Distributions from capital gains	—	620,760	—	7,913,087	678,842
Net change in unrealized appreciation or depreciation of investments	1,191,916	8,398,321	4,102,378	14,673,016	677,795

Net gain (loss) on investments	(1,063,652)	10,943,659	4,670,874	26,510,947	1,605,705

Net increase (decrease) in net assets resulting from operations	$ 829,817	$11,144,422	$4,931,621	$26,619,015	$1,627,258

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Investment income

Dividend income	$ 411,629	$ 39,612	$ 113,632	$ 1,764,772	$ 183,883
Variable account expenses	262,726	54,146	54,005	926,114	56,856

Investment income (loss) — net	148,903	(14,534)	59,627	838,658	127,027

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	6,261,576	1,656,077	1,523,147	16,444,431	1,551,371
Cost of investments sold	5,106,460	1,483,040	1,148,621	11,656,510	1,266,351

Net realized gain (loss) on sales of investments	1,155,116	173,037	374,526	4,787,921	285,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,717,220	2,961,937	1,664,389	26,061,235	1,468,185

Net gain (loss) on investments	10,872,336	3,134,974	2,038,915	30,849,156	1,753,205

Net increase (decrease) in net assets resulting from operations	$11,021,239	$3,120,440	$2,098,542	$31,687,814	$1,880,232

	Invesco VI	Invesco VI	Invesco	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	VI Tech,	Enterprise,	Global Tech,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Investment income

Dividend income	$ 205,041	$ 26,822	$ —	$ 35,303	$ —
Variable account expenses	129,783	41,779	44,148	55,715	76,846

Investment income (loss) — net	75,258	(14,957)	(44,148)	(20,412)	(76,846)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,011,885	1,107,415	1,353,585	1,663,459	1,925,201
Cost of investments sold	2,430,989	972,764	1,088,765	1,141,265	1,348,110

Net realized gain (loss) on sales of investments	580,896	134,651	264,820	522,194	577,091
Distributions from capital gains	—	—	488,108	—	—
Net change in unrealized appreciation or depreciation of investments	2,602,003	1,877,854	555,158	2,142,088	2,915,638

Net gain (loss) on investments	3,182,899	2,012,505	1,308,086	2,664,282	3,492,729

Net increase (decrease) in net assets resulting from operations	$3,258,157	$1,997,548	$1,263,938	$2,643,870	$3,415,883

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  13

Statements of Operations

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$ 57,672	$1,725,500	$ 124,488	$ —	$ 572,268
Variable account expenses	67,993	389,107	211,033	177,869	208,644

Investment income (loss) — net	(10,321)	1,336,393	(86,545)	(177,869)	363,624

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,188,595	12,499,462	6,717,078	4,930,313	5,188,641
Cost of investments sold	1,674,059	12,925,773	4,583,898	3,922,038	4,459,781

Net realized gain (loss) on sales of investments	514,536	(426,311)	2,133,180	1,008,275	728,860
Distributions from capital gains	—	—	935,539	224,450	509,239
Net change in unrealized appreciation or depreciation of investments	1,726,303	6,237,117	4,637,935	7,696,625	3,062,695

Net gain (loss) on investments	2,240,839	5,810,806	7,706,654	8,929,350	4,300,794

Net increase (decrease) in net assets resulting from operations	$2,230,518	$7,147,199	$7,620,109	$8,751,481	$4,664,418

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Investment income

Dividend income	$ 427,324	$ 19,064	$ 105,310	$ 2,860,939	$ 65,230
Variable account expenses	86,867	59,626	72,826	457,084	73,615

Investment income (loss) — net	340,457	(40,562)	32,484	2,403,855	(8,385)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,954,634	2,800,279	1,272,314	13,419,582	1,248,206
Cost of investments sold	1,654,392	2,564,731	1,057,387	13,078,018	897,817

Net realized gain (loss) on sales of investments	300,242	235,548	214,927	341,564	350,389
Distributions from capital gains	—	180,191	—	—	112,612
Net change in unrealized appreciation or depreciation of investments	(422,057)	2,122,865	1,937,899	(3,504,567)	2,550,661

Net gain (loss) on investments	(121,815)	2,538,604	2,152,826	(3,163,003)	3,013,662

Net increase (decrease) in net assets resulting from operations	$ 218,642	$2,498,042	$2,185,310	$ (759,148)	$3,005,277

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$ 1,611,902	$ 62,910	$ 650,151	$ 42,216	$ 649,929
Variable account expenses	270,612	53,888	57,652	24,650	631,914

Investment income (loss) — net	1,341,290	9,022	592,499	17,566	18,015

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	10,311,951	938,583	1,742,182	1,190,298	10,421,663
Cost of investments sold	10,178,830	774,643	1,698,753	1,243,934	8,694,100

Net realized gain (loss) on sales of investments	133,121	163,940	43,429	(53,636)	1,727,563
Distributions from capital gains	—	179,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,803,489)	1,901,621	20,749	768,293	25,395,254

Net gain (loss) on investments	(1,670,368)	2,244,985	64,178	714,657	27,122,817

Net increase (decrease) in net assets resulting from operations	$ (329,078)	$2,254,007	$ 656,677	$ 732,223	$27,140,832

See accompanying notes to financial statements.

14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Operations

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 31,756	$ 246,581	$1,341,395	$ —	$ —
Variable account expenses	35,144	296,908	247,430	718,847	2,310,652

Investment income (loss) — net	(3,388)	(50,327)	1,093,965	(718,847)	(2,310,652)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,120,966	9,330,417	6,071,818	8,493,261	25,406,958
Cost of investments sold	879,127	8,063,116	6,077,187	7,208,109	19,200,953

Net realized gain (loss) on sales of investments	241,839	1,267,301	(5,369)	1,285,152	6,206,005
Distributions from capital gains	—	1,292,237	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,737,964	6,477,856	5,649,894	17,463,667	48,745,866

Net gain (loss) on investments	1,979,803	9,037,394	5,644,525	18,748,819	54,951,871

Net increase (decrease) in net assets resulting from operations	$1,976,415	$8,987,067	$6,738,490	$18,029,972	$52,641,219

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	129,196	177,370	347,320	2,111,318	5,686,948

Investment income (loss) — net	(129,196)	(177,370)	(347,320)	(2,111,318)	(5,686,948)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	6,898,802	15,654,513	30,360,429	35,551,267	104,673,372
Cost of investments sold	7,200,434	14,830,769	27,755,728	31,104,427	82,944,613

Net realized gain (loss) on sales of investments	(301,632)	823,744	2,604,701	4,446,840	21,728,759
Distributions from capital gains	587,864	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,233,949)	(108,955)	(1,289,054)	25,718,081	56,760,584

Net gain (loss) on investments	(947,717)	714,789	1,315,647	30,164,921	78,489,343

Net increase (decrease) in net assets resulting from operations	$(1,076,913)	$ 537,419	$ 968,327	$28,053,603	$ 72,802,395

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	2,294,840	8,329,576	503,426	1,022,467	139,241

Investment income (loss) — net	(2,294,840)	(8,329,576)	(503,426)	(1,022,467)	(139,241)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	16,511,128	93,216,029	20,982,272	52,805,991	5,897,254
Cost of investments sold	14,212,431	71,292,157	19,034,231	45,187,141	3,812,247

Net realized gain (loss) on sales of investments	2,298,697	21,923,872	1,948,041	7,618,850	2,085,007
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,334,016	132,564,129	2,533,448	1,451,048	2,920,081

Net gain (loss) on investments	45,632,713	154,488,001	4,481,489	9,069,898	5,005,088

Net increase (decrease) in net assets resulting from operations	$43,337,873	$146,158,425	$ 3,978,063	$ 8,047,431	$4,865,847

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  15

Statements of Operations

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Investment income

Dividend income	$ —	$ —	$ 2,421,745	$ 134,140	$ 468,142
Variable account expenses	37,163	17,790	686,445	743,763	135,821

Investment income (loss) — net	(37,163)	(17,790)	1,735,300	(609,623)	332,321

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,112,250	553,346	12,096,958	18,238,659	3,596,369
Cost of investments sold	847,435	431,364	9,678,561	13,675,966	3,194,023

Net realized gain (loss) on sales of investments	264,815	121,982	2,418,397	4,562,693	402,346
Distributions from capital gains	—	—	6,223,755	8,507,930	1,088,634
Net change in unrealized appreciation or depreciation of investments	921,062	591,938	7,659,902	15,337,321	1,949,017

Net gain (loss) on investments	1,185,877	713,920	16,302,054	28,407,944	3,439,997

Net increase (decrease) in net assets resulting from operations	$1,148,714	$696,130	$18,037,354	$27,798,321	$3,772,318

				WF Adv VT	WF Adv VT
				Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)				Cl 2	Cl 2

Investment income

Dividend income				$ 32,313	$ —
Variable account expenses				127,356	99,018

Investment income (loss) — net				(95,043)	(99,018)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales				4,254,263	2,609,753
Cost of investments sold				3,109,827	2,036,034

Net realized gain (loss) on sales of investments				1,144,436	573,719
Distributions from capital gains				—	629,960
Net change in unrealized appreciation or depreciation of investments				3,154,609	3,798,981

Net gain (loss) on investments				4,299,045	5,002,660

Net increase (decrease) in net assets resulting from operations				$4,204,002	$4,903,642

See accompanying notes to financial statements.

16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$52,695	$2,361,472	$(26,571)	$160,515	$587,849
Net realized gain (loss) on sales of investments	592,786	(904,120)	321,397	368,063	1,246,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,241,224	7,702,925	768,783	2,422,358	13,306,669

Net increase (decrease) in net assets resulting from operations	5,886,705	9,160,277	1,063,609	2,950,936	15,140,661

Contract transactions

Contract purchase payments	1,480,232	4,227,614	210,115	701,728	2,459,405
Net transfers(1)	836,924	(2,188,113)	109,434	17,605	(1,439,839)
Transfers for policy loans	(260,747)	(345,992)	(5,931)	(78,671)	(571,898)
Policy charges	(598,754)	(1,587,302)	(84,537)	(437,135)	(2,011,764)
Contract terminations:
Surrender benefits	(1,423,387)	(3,316,788)	(405,473)	(872,757)	(3,834,837)
Death benefits	(1,873)	(1,003)	—	—	(14,832)

Increase (decrease) from contract transactions	32,395	(3,211,584)	(176,392)	(669,230)	(5,413,765)

Net assets at beginning of year	18,014,034	44,049,167	3,005,404	14,004,427	51,154,271

Net assets at end of year	$23,933,134	$49,997,860	$3,892,621	$16,286,133	$60,881,167

Accumulation unit activity

Units outstanding at beginning of year	13,171,441	31,932,992	2,641,466	10,267,675	29,440,365
Contract purchase payments	929,240	2,824,147	168,458	471,966	1,216,815
Net transfers(1)	187,774	(1,459,451)	(19,952)	(223,500)	(643,071)
Transfers for policy loans	(161,636)	(229,130)	(3,930)	(33,598)	(273,508)
Policy charges	(373,902)	(1,056,669)	(65,358)	(305,212)	(987,620)
Contract terminations:
Surrender benefits	(905,817)	(2,208,944)	(276,367)	(565,519)	(1,894,531)
Death benefits	(1,104)	(637)	—	—	(7,826)

Units outstanding at end of year	12,845,996	29,802,308	2,444,317	9,611,812	26,850,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  17

Statements of Changes in Net Assets

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$22,151	$(1,293,646)	$(451,343)	$4,805,096	$(1,590,099)
Net realized gain (loss) on sales of investments	234,715	3,790,409	3,153	24,512	6,719,302
Distributions from capital gains	624,069	—	—	5,793,912	—
Net change in unrealized appreciation or depreciation of investments	222,792	26,427,948	(3,153)	(14,850,561)	42,383,999

Net increase (decrease) in net assets resulting from operations	1,103,727	28,924,711	(451,343)	(4,227,041)	47,513,202

Contract transactions

Contract purchase payments	411,658	9,684,788	11,789,423	8,150,611	13,024,077
Net transfers(1)	(62,233)	719,950	(2,385,245)	(22,141,016)	(5,247,086)
Transfers for policy loans	(127,694)	(126,370)	317,642	(1,109,386)	(1,651,487)
Policy charges	(235,297)	(11,664,524)	(7,342,379)	(6,624,380)	(7,361,517)
Contract terminations:
Surrender benefits	(288,799)	(9,542,445)	(8,465,931)	(8,157,106)	(13,935,372)
Death benefits	(15,908)	(161,859)	(379,160)	(99,306)	(43,319)

Increase (decrease) from contract transactions	(318,273)	(11,090,460)	(6,465,650)	(29,980,583)	(15,214,704)

Net assets at beginning of year	6,642,258	147,058,762	67,443,359	148,621,591	190,555,624

Net assets at end of year	$7,427,712	$164,893,013	$60,526,366	$114,413,967	$222,854,122

Accumulation unit activity

Units outstanding at beginning of year	5,008,998	114,819,802	62,789,082	90,170,897	110,137,392
Contract purchase payments	291,671	6,861,444	10,911,978	4,971,206	6,629,057
Net transfers(1)	(244,921)	(18,707)	(1,548,235)	(12,055,944)	(1,720,411)
Transfers for policy loans	(86,205)	(63,741)	268,687	(671,218)	(807,940)
Policy charges	(163,837)	(8,362,893)	(6,847,945)	(4,052,421)	(3,738,305)
Contract terminations:
Surrender benefits	(194,972)	(6,761,242)	(7,990,359)	(5,163,058)	(7,112,694)
Death benefits	(9,290)	(106,342)	(347,839)	(64,107)	(21,891)

Units outstanding at end of year	4,601,444	106,368,321	57,235,369	73,135,355	103,365,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(82,517)	$1,884,530	$3,848,122	$463,044	$2,408,803
Net realized gain (loss) on sales of investments	605,741	(220,378)	1,163,624	(157,814)	(364,177)
Distributions from capital gains	—	256,765	—	383,750	1,884,681
Net change in unrealized appreciation or depreciation of investments	(1,893,810)	(5,292,338)	(1,637,292)	(621,623)	(3,121,746)

Net increase (decrease) in net assets resulting from operations	(1,370,586)	(3,371,421)	3,374,454	67,357	807,561

Contract transactions

Contract purchase payments	3,500,029	1,950,119	3,377,328	388,965	1,369,076
Net transfers(1)	(1,159,999)	(3,615,416)	(1,970,268)	8,361,135	(2,997,569)
Transfers for policy loans	(570,800)	(382,052)	(658,332)	(105,586)	(120,820)
Policy charges	(1,512,667)	(1,284,672)	(2,443,445)	(173,008)	(667,643)
Contract terminations:
Surrender benefits	(3,201,199)	(2,362,815)	(3,941,676)	(283,325)	(1,119,581)
Death benefits	(550)	(6,339)	(16,421)	—	(943)

Increase (decrease) from contract transactions	(2,945,186)	(5,701,175)	(5,652,814)	8,188,181	(3,537,480)

Net assets at beginning of year	52,674,431	42,290,851	66,842,571	215	21,006,071

Net assets at end of year	$48,358,659	$33,218,255	$64,564,211	$8,255,753	$18,276,152

Accumulation unit activity

Units outstanding at beginning of year	21,617,634	24,397,725	31,732,831	132	12,296,575
Contract purchase payments	1,469,362	1,137,143	1,557,872	430,628	871,802
Net transfers(1)	65,691	(1,398,767)	(211,818)	9,369,532	(1,735,666)
Transfers for policy loans	(229,365)	(249,545)	(290,174)	(120,722)	(68,588)
Policy charges	(640,382)	(773,938)	(1,134,888)	(195,289)	(384,883)
Contract terminations:
Surrender benefits	(1,387,611)	(1,493,204)	(1,876,590)	(322,356)	(644,651)
Death benefits	(224)	(4,702)	(7,930)	—	(511)

Units outstanding at end of year	20,895,105	21,614,712	29,769,303	9,161,925	10,334,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  19

Statements of Changes in Net Assets

				Col VP	Col VP
	Col VP	Col VP Lg	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Cap Gro,	Lg Core Quan,	Opp,	Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$752,006	$(320,330)	$(2,082,269)	$(96,610)	$(91,465)
Net realized gain (loss) on sales of investments	3,562,653	2,577,175	9,310,164	836,919	386,130
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,852,726	9,004,541	68,454,255	2,789,801	3,210,871

Net increase (decrease) in net assets resulting from operations	17,167,385	11,261,386	75,682,150	3,530,110	3,505,536

Contract transactions

Contract purchase payments	5,158,803	2,543,023	18,400,932	902,222	709,931
Net transfers(1)	(2,378,291)	(1,850,676)	(10,473,568)	(212,585)	1,518,854
Transfers for policy loans	(286,825)	(537,089)	(403,724)	35,954	(146,980)
Policy charges	(4,844,008)	(1,435,836)	(18,367,749)	(521,529)	(299,128)
Contract terminations:
Surrender benefits	(6,210,289)	(3,422,252)	(17,888,888)	(1,046,293)	(659,255)
Death benefits	(24,258)	(17,044)	(171,294)	—	(695)

Increase (decrease) from contract transactions	(8,584,868)	(4,719,874)	(28,904,291)	(842,231)	1,122,727

Net assets at beginning of year	85,682,133	40,677,598	245,254,038	12,126,358	9,228,338

Net assets at end of year	$94,264,650	$47,219,110	$292,031,897	$14,814,237	$13,856,601

Accumulation unit activity

Units outstanding at beginning of year	81,126,140	51,835,457	245,141,693	7,627,169	6,577,494
Contract purchase payments	4,488,244	2,949,507	15,956,583	508,938	442,440
Net transfers(1)	(2,845,223)	(5,728,728)	(13,045,465)	(322,912)	758,102
Transfers for policy loans	(188,623)	(473,634)	(253,937)	27,030	(94,107)
Policy charges	(4,303,265)	(1,560,872)	(16,632,345)	(284,382)	(181,507)
Contract terminations:
Surrender benefits	(5,304,007)	(3,803,017)	(15,136,417)	(538,471)	(348,041)
Death benefits	(22,303)	(23,608)	(134,747)	—	(431)

Units outstanding at end of year	72,950,963	43,195,105	215,895,365	7,017,372	7,153,950

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Operations

Investment income (loss) — net	$(328,452)	$(57,521)	$(118,442)	$(33,822)	$(88,094)
Net realized gain (loss) on sales of investments	2,350,266	275,614	793,943	48,136	(908,211)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,212,463	2,038,812	5,557,766	(935,200)	(449,593)

Net increase (decrease) in net assets resulting from operations	12,234,277	2,256,905	6,233,267	(920,886)	(1,445,898)

Contract transactions

Contract purchase payments	2,883,229	467,930	851,562	2,498,271	845,185
Net transfers(1)	2,118,276	4,868,658	971,628	(3,771,797)	(251,874)
Transfers for policy loans	(262,187)	(55,048)	(47,136)	(316,778)	(126,215)
Policy charges	(1,537,346)	(175,769)	(593,188)	(1,997,847)	(300,551)
Contract terminations:
Surrender benefits	(2,901,441)	(398,162)	(1,009,431)	(1,984,226)	(715,978)
Death benefits	(8,838)	—	(218)	(41,191)	—

Increase (decrease) from contract transactions	291,693	4,707,609	173,217	(5,613,568)	(549,433)

Net assets at beginning of year	39,404,498	4,432,468	13,192,734	36,191,868	13,293,710

Net assets at end of year	$51,930,468	$11,396,982	$19,599,218	$29,657,414	$11,298,379

Accumulation unit activity

Units outstanding at beginning of year	31,468,440	3,258,751	7,584,580	28,887,975	13,912,165
Contract purchase payments	2,017,205	292,598	404,642	2,031,212	984,224
Net transfers(1)	488,288	2,806,238	370,373	(2,346,479)	(577,558)
Transfers for policy loans	(211,435)	(38,390)	(24,296)	(270,631)	(139,433)
Policy charges	(1,071,955)	(107,801)	(279,025)	(1,615,078)	(341,869)
Contract terminations:
Surrender benefits	(1,912,051)	(218,996)	(464,691)	(1,683,838)	(799,897)
Death benefits	(4,234)	—	(121)	(36,403)	—

Units outstanding at end of year	30,774,258	5,992,400	7,591,462	24,966,758	13,037,632

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$820,872	$68,672	$598,894	$(249,070)	$124,184
Net realized gain (loss) on sales of investments	98,563	3,265,035	1,762,131	3,771,100	231,939
Distributions from capital gains	179,326	23,005	—	14,606,131	71,948
Net change in unrealized appreciation or depreciation of investments	(204,775)	17,477,938	12,191,246	16,424,367	4,561,570

Net increase (decrease) in net assets resulting from operations	893,986	20,834,650	14,552,271	34,552,528	4,989,641

Contract transactions

Contract purchase payments	1,330,216	4,472,618	2,342,290	4,505,336	942,190
Net transfers(1)	11,700,487	(3,994,425)	(1,301,091)	(6,946,749)	(321,201)
Transfers for policy loans	(265,728)	(938,599)	(297,128)	(852,505)	(70,026)
Policy charges	(783,984)	(1,981,729)	(1,782,535)	(3,743,580)	(660,546)
Contract terminations:
Surrender benefits	(1,295,140)	(3,978,384)	(3,649,175)	(7,764,028)	(1,624,941)
Death benefits	—	(797)	(156)	(40,211)	(7,907)

Increase (decrease) from contract transactions	10,685,851	(6,421,316)	(4,687,795)	(14,841,737)	(1,742,431)

Net assets at beginning of year	24,634,418	72,573,416	46,420,574	105,335,749	18,013,575

Net assets at end of year	$36,214,255	$86,986,750	$56,285,050	$125,046,540	$21,260,785

Accumulation unit activity

Units outstanding at beginning of year	18,992,711	58,532,253	29,724,135	48,484,790	13,536,734
Contract purchase payments	1,021,187	3,327,151	1,264,051	1,807,489	618,931
Net transfers(1)	8,386,036	(4,178,620)	(1,232,490)	(2,194,982)	(442,845)
Transfers for policy loans	(184,383)	(624,132)	(162,744)	(360,372)	(42,540)
Policy charges	(602,922)	(1,435,187)	(1,002,777)	(1,456,557)	(456,084)
Contract terminations:
Surrender benefits	(951,050)	(2,636,498)	(1,973,417)	(3,143,106)	(1,093,881)
Death benefits	—	(583)	(71)	(17,130)	(4,705)

Units outstanding at end of year	26,661,579	52,984,384	26,616,687	43,120,132	12,115,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$1,893,469	$200,763	$260,747	$108,068	$21,553
Net realized gain (loss) on sales of investments	(2,255,568)	1,924,578	568,496	3,924,844	249,068
Distributions from capital gains	—	620,760	—	7,913,087	678,842
Net change in unrealized appreciation or depreciation of investments	1,191,916	8,398,321	4,102,378	14,673,016	677,795

Net increase (decrease) in net assets resulting from operations	829,817	11,144,422	4,931,621	26,619,015	1,627,258

Contract transactions

Contract purchase payments	3,554,346	2,083,327	1,606,406	5,326,297	250,838
Net transfers(1)	(154,926)	(1,375,976)	(770,243)	(3,215,324)	(158,423)
Transfers for policy loans	(433,276)	(278,617)	(166,183)	(661,815)	(50,005)
Policy charges	(1,747,342)	(1,203,809)	(656,080)	(3,178,224)	(175,370)
Contract terminations:
Surrender benefits	(3,556,544)	(2,190,199)	(1,179,366)	(7,098,984)	(694,789)
Death benefits	(6,540)	(13,185)	(2,701)	(11,953)	—

Increase (decrease) from contract transactions	(2,344,282)	(2,978,459)	(1,168,167)	(8,840,003)	(827,749)

Net assets at beginning of year	49,524,166	33,051,518	18,631,871	86,842,580	5,144,822

Net assets at end of year	$48,009,701	$41,217,481	$22,395,325	$104,621,592	$5,944,331

Accumulation unit activity

Units outstanding at beginning of year	23,243,824	13,284,683	12,747,294	34,956,395	2,661,035
Contract purchase payments	1,618,935	727,985	971,681	1,807,408	108,022
Net transfers(1)	535,058	56,513	(502,446)	688,522	(91,101)
Transfers for policy loans	(197,930)	(96,363)	(98,477)	(199,875)	(21,056)
Policy charges	(799,397)	(422,002)	(394,137)	(1,093,729)	(77,227)
Contract terminations:
Surrender benefits	(1,649,607)	(816,782)	(697,134)	(2,593,816)	(337,092)
Death benefits	(2,819)	(4,603)	(1,555)	(3,763)	—

Units outstanding at end of year	22,748,064	12,729,431	12,025,226	33,561,142	2,242,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Operations

Investment income (loss) — net	$148,903	$(14,534)	$59,627	$838,658	$127,027
Net realized gain (loss) on sales of investments	1,155,116	173,037	374,526	4,787,921	285,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,717,220	2,961,937	1,664,389	26,061,235	1,468,185

Net increase (decrease) in net assets resulting from operations	11,021,239	3,120,440	2,098,542	31,687,814	1,880,232

Contract transactions

Contract purchase payments	2,155,266	463,276	349,434	6,744,022	435,007
Net transfers(1)	(698,235)	63,693	1,571,208	(4,641,856)	1,389,800
Transfers for policy loans	(224,117)	(62,435)	(76,421)	(818,237)	(69,908)
Policy charges	(1,224,649)	(359,111)	(167,742)	(6,944,023)	(221,160)
Contract terminations:
Surrender benefits	(2,516,648)	(711,521)	(273,347)	(8,950,520)	(404,662)
Death benefits	(6,798)	—	(13,177)	(37,397)	—

Increase (decrease) from contract transactions	(2,515,181)	(606,098)	1,389,955	(14,648,011)	1,129,077

Net assets at beginning of year	31,535,317	8,450,866	5,474,973	118,025,707	5,681,061

Net assets at end of year	$40,041,375	$10,965,208	$8,963,470	$135,065,510	$8,690,370

Accumulation unit activity

Units outstanding at beginning of year	26,649,637	8,702,350	4,744,036	61,578,558	5,251,931
Contract purchase payments	1,586,447	415,802	271,425	3,076,304	346,920
Net transfers(1)	(1,369,129)	1,783	925,038	(2,071,084)	1,130,097
Transfers for policy loans	(169,337)	(56,321)	(49,572)	(374,335)	(55,405)
Policy charges	(879,072)	(321,676)	(127,011)	(3,122,064)	(174,951)
Contract terminations:
Surrender benefits	(1,641,336)	(637,697)	(192,678)	(4,078,717)	(315,727)
Death benefits	(6,371)	—	(12,740)	(16,475)	—

Units outstanding at end of year	24,170,839	8,104,241	5,558,498	54,992,187	6,182,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Operations

Investment income (loss) — net	$75,258	$(14,957)	$(44,148)	$(20,412)	$(76,846)
Net realized gain (loss) on sales of investments	580,896	134,651	264,820	522,194	577,091
Distributions from capital gains	—	—	488,108	—	—
Net change in unrealized appreciation or depreciation of investments	2,602,003	1,877,854	555,158	2,142,088	2,915,638

Net increase (decrease) in net assets resulting from operations	3,258,157	1,997,548	1,263,938	2,643,870	3,415,883

Contract transactions

Contract purchase payments	1,236,168	322,416	427,834	385,709	703,413
Net transfers(1)	541,356	19,967	146,030	(680,006)	34,320
Transfers for policy loans	(164,026)	(9,849)	(40,475)	(79,751)	(125,353)
Policy charges	(485,201)	(264,321)	(164,722)	(336,101)	(372,098)
Contract terminations:
Surrender benefits	(1,054,771)	(418,775)	(202,943)	(474,089)	(792,466)
Death benefits	—	—	—	(22)	(6,474)

Increase (decrease) from contract transactions	73,526	(350,562)	165,724	(1,184,260)	(558,658)

Net assets at beginning of year	18,032,293	5,711,736	5,190,307	9,018,836	10,290,594

Net assets at end of year	$21,363,976	$7,358,722	$6,619,969	$10,478,446	$13,147,819

Accumulation unit activity

Units outstanding at beginning of year	14,622,793	5,837,578	3,634,019	5,887,769	10,991,769
Contract purchase payments	995,564	282,509	285,947	214,940	736,391
Net transfers(1)	14,629	4,855	(18,164)	(579,086)	(681,308)
Transfers for policy loans	(127,296)	(11,724)	(24,954)	(47,021)	(148,266)
Policy charges	(361,385)	(231,662)	(107,168)	(189,586)	(345,721)
Contract terminations:
Surrender benefits	(756,849)	(359,448)	(122,159)	(256,559)	(692,631)
Death benefits	—	—	—	(9)	(3,584)

Units outstanding at end of year	14,387,456	5,522,108	3,647,521	5,030,448	9,856,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(10,321)	$1,336,393	$(86,545)	$(177,869)	$363,624
Net realized gain (loss) on sales of investments	514,536	(426,311)	2,133,180	1,008,275	728,860
Distributions from capital gains	—	—	935,539	224,450	509,239
Net change in unrealized appreciation or depreciation of investments	1,726,303	6,237,117	4,637,935	7,696,625	3,062,695

Net increase (decrease) in net assets resulting from operations	2,230,518	7,147,199	7,620,109	8,751,481	4,664,418

Contract transactions

Contract purchase payments	500,455	3,573,522	1,648,414	1,264,026	1,562,175
Net transfers(1)	(845,581)	(7,356,616)	(1,864,330)	130,261	(524,312)
Transfers for policy loans	(39,487)	(213,263)	(370,932)	(196,981)	(319,382)
Policy charges	(211,680)	(1,830,054)	(860,791)	(809,402)	(833,361)
Contract terminations:
Surrender benefits	(372,394)	(3,761,500)	(1,720,640)	(1,570,388)	(1,499,528)
Death benefits	—	(15,345)	(963)	—	(338)

Increase (decrease) from contract transactions	(968,687)	(9,603,256)	(3,169,242)	(1,182,484)	(1,614,746)

Net assets at beginning of year	8,140,280	59,609,546	27,771,553	22,215,574	24,689,301

Net assets at end of year	$9,402,111	$57,153,489	$32,222,420	$29,784,571	$27,738,973

Accumulation unit activity

Units outstanding at beginning of year	7,021,080	38,990,445	25,356,763	12,669,089	9,223,945
Contract purchase payments	396,947	2,301,571	1,412,478	622,758	534,942
Net transfers(1)	(762,640)	(5,031,914)	(3,017,447)	(517,546)	480,352
Transfers for policy loans	(30,561)	(149,734)	(283,142)	(98,427)	(107,012)
Policy charges	(164,694)	(1,160,107)	(688,505)	(391,071)	(282,675)
Contract terminations:
Surrender benefits	(294,479)	(2,327,491)	(1,244,570)	(718,734)	(545,289)
Death benefits	—	(10,704)	(411)	—	(95)

Units outstanding at end of year	6,165,653	32,612,066	21,535,166	11,566,069	9,304,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Operations

Investment income (loss) — net	$340,457	$(40,562)	$32,484	$2,403,855	$(8,385)
Net realized gain (loss) on sales of investments	300,242	235,548	214,927	341,564	350,389
Distributions from capital gains	—	180,191	—	—	112,612
Net change in unrealized appreciation or depreciation of investments	(422,057)	2,122,865	1,937,899	(3,504,567)	2,550,661

Net increase (decrease) in net assets resulting from operations	218,642	2,498,042	2,185,310	(759,148)	3,005,277

Contract transactions

Contract purchase payments	591,931	490,383	665,017	3,110,139	734,482
Net transfers(1)	597,609	(755,417)	2,807,609	(5,249,158)	2,274,374
Transfers for policy loans	(152,944)	(63,213)	(91,043)	(556,932)	(54,899)
Policy charges	(254,852)	(241,301)	(255,275)	(1,836,402)	(248,993)
Contract terminations:
Surrender benefits	(699,544)	(766,673)	(476,051)	(3,475,062)	(409,401)
Death benefits	(298)	—	—	(290)	—

Increase (decrease) from contract transactions	81,902	(1,336,221)	2,650,257	(8,007,705)	2,295,563

Net assets at beginning of year	10,996,802	7,767,438	7,555,222	63,128,745	6,638,890

Net assets at end of year	$11,297,346	$8,929,259	$12,390,789	$54,361,892	$11,939,730

Accumulation unit activity

Units outstanding at beginning of year	9,565,855	5,694,192	5,221,657	42,610,093	4,576,867
Contract purchase payments	521,089	325,363	428,588	2,120,813	433,406
Net transfers(1)	135,554	(619,419)	1,560,564	(3,507,842)	1,168,076
Transfers for policy loans	(113,783)	(39,895)	(57,629)	(378,321)	(33,621)
Policy charges	(217,418)	(159,230)	(161,002)	(1,248,789)	(142,631)
Contract terminations:
Surrender benefits	(500,477)	(457,620)	(282,426)	(2,365,850)	(210,521)
Death benefits	(307)	—	—	(194)	—

Units outstanding at end of year	9,390,513	4,743,391	6,709,752	37,229,910	5,791,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$1,341,290	$9,022	$592,499	$17,566	$18,015
Net realized gain (loss) on sales of investments	133,121	163,940	43,429	(53,636)	1,727,563
Distributions from capital gains	—	179,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,803,489)	1,901,621	20,749	768,293	25,395,254

Net increase (decrease) in net assets resulting from operations	(329,078)	2,254,007	656,677	732,223	27,140,832

Contract transactions

Contract purchase payments	2,270,868	449,606	334,508	255,105	5,280,794
Net transfers(1)	(3,405,044)	3,170,692	43,974	304,830	(3,065,133)
Transfers for policy loans	(247,414)	(70,234)	(123,445)	(18,551)	(483,546)
Policy charges	(933,003)	(190,374)	(324,635)	(96,337)	(4,827,043)
Contract terminations:
Surrender benefits	(2,069,900)	(336,040)	(766,743)	(144,241)	(5,582,900)
Death benefits	(581)	—	—	—	(16,488)

Increase (decrease) from contract transactions	(4,385,074)	3,023,650	(836,341)	300,806	(8,694,316)

Net assets at beginning of year	38,026,738	4,269,208	9,535,128	2,518,349	80,123,651

Net assets at end of year	$33,312,586	$9,546,865	$9,355,464	$3,551,378	$98,570,167

Accumulation unit activity

Units outstanding at beginning of year	26,343,219	2,841,920	4,877,471	1,868,298	47,457,861
Contract purchase payments	1,625,275	244,445	166,230	169,493	2,720,501
Net transfers(1)	(2,452,229)	1,757,895	31,797	146,188	(1,597,169)
Transfers for policy loans	(173,620)	(37,579)	(62,435)	(12,620)	(242,219)
Policy charges	(654,960)	(104,068)	(160,118)	(64,002)	(2,498,827)
Contract terminations:
Surrender benefits	(1,469,543)	(184,551)	(379,840)	(92,453)	(2,861,816)
Death benefits	(418)	—	—	—	(9,015)

Units outstanding at end of year	23,217,724	4,518,062	4,473,105	2,014,904	42,969,316

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(3,388)	$(50,327)	$1,093,965	$(718,847)	$(2,310,652)
Net realized gain (loss) on sales of investments	241,839	1,267,301	(5,369)	1,285,152	6,206,005
Distributions from capital gains	—	1,292,237	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,737,964	6,477,856	5,649,894	17,463,667	48,745,866

Net increase (decrease) in net assets resulting from operations	1,976,415	8,987,067	6,738,490	18,029,972	52,641,219

Contract transactions

Contract purchase payments	374,765	2,124,476	2,109,275	12,542,977	24,127,744
Net transfers(1)	42,202	(4,677,063)	(2,044,249)	30,789,877	23,702,797
Transfers for policy loans	(38,195)	(256,147)	(151,427)	(1,212,754)	(2,923,501)
Policy charges	(218,014)	(1,700,284)	(1,593,108)	(2,534,533)	(6,286,082)
Contract terminations:
Surrender benefits	(371,943)	(3,230,136)	(2,889,889)	(4,336,779)	(11,525,394)
Death benefits	—	(19,472)	(2,482)	—	—

Increase (decrease) from contract transactions	(211,185)	(7,758,626)	(4,571,880)	35,248,788	27,095,564

Net assets at beginning of year	5,764,066	49,568,161	39,059,158	76,360,899	255,689,931

Net assets at end of year	$7,529,296	$50,796,602	$41,225,768	$129,639,659	$335,426,714

Accumulation unit activity

Units outstanding at beginning of year	4,647,019	21,116,051	19,959,427	62,709,271	209,766,214
Contract purchase payments	262,954	861,400	991,431	9,660,362	18,109,602
Net transfers(1)	8,954	(1,573,716)	(796,514)	23,843,757	18,321,217
Transfers for policy loans	(26,620)	(107,863)	(75,975)	(953,843)	(2,151,872)
Policy charges	(152,526)	(659,270)	(729,073)	(1,930,865)	(4,711,234)
Contract terminations:
Surrender benefits	(266,988)	(1,330,464)	(1,368,794)	(3,207,873)	(8,670,493)
Death benefits	—	(8,484)	(1,032)	—	—

Units outstanding at end of year	4,472,793	18,297,654	17,979,470	90,120,809	230,663,434

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(129,196)	$(177,370)	$(347,320)	$(2,111,318)	$(5,686,948)
Net realized gain (loss) on sales of investments	(301,632)	823,744	2,604,701	4,446,840	21,728,759
Distributions from capital gains	587,864	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,233,949)	(108,955)	(1,289,054)	25,718,081	56,760,584

Net increase (decrease) in net assets resulting from operations	(1,076,913)	537,419	968,327	28,053,603	72,802,395

Contract transactions

Contract purchase payments	826,215	1,910,941	2,799,922	25,994,735	47,754,305
Net transfers(1)	(4,175,052)	(6,809,989)	(20,903,650)	24,415,073	(22,069,572)
Transfers for policy loans	(279,545)	(123,405)	(199,558)	(1,924,831)	(5,710,766)
Policy charges	(506,765)	(944,095)	(1,736,336)	(10,028,311)	(24,134,751)
Contract terminations:
Surrender benefits	(1,038,374)	(2,795,769)	(4,452,512)	(14,146,272)	(43,110,178)
Death benefits	—	—	—	(40,254)	(271,406)

Increase (decrease) from contract transactions	(5,173,521)	(8,762,317)	(24,492,134)	24,270,140	(47,542,368)

Net assets at beginning of year	19,996,323	26,667,778	57,007,532	252,676,789	707,075,655

Net assets at end of year	$13,745,889	$18,442,880	$33,483,725	$305,000,532	$732,335,682

Accumulation unit activity

Units outstanding at beginning of year	15,109,407	23,432,900	49,986,763	210,975,579	589,696,941
Contract purchase payments	636,640	1,694,729	2,423,768	21,026,578	37,898,073
Net transfers(1)	(3,203,312)	(5,905,118)	(18,192,214)	20,983,794	(16,073,719)
Transfers for policy loans	(215,699)	(107,654)	(172,614)	(1,519,252)	(4,533,650)
Policy charges	(392,183)	(818,573)	(1,505,456)	(8,001,971)	(19,118,371)
Contract terminations:
Surrender benefits	(806,419)	(2,420,356)	(3,857,649)	(11,179,178)	(34,119,051)
Death benefits	—	—	—	(31,792)	(216,456)

Units outstanding at end of year	11,128,434	15,875,928	28,682,598	232,253,758	553,533,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(2,294,840)	$(8,329,576)	$(503,426)	$(1,022,467)	$(139,241)
Net realized gain (loss) on sales of investments	2,298,697	21,923,872	1,948,041	7,618,850	2,085,007
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,334,016	132,564,129	2,533,448	1,451,048	2,920,081

Net increase (decrease) in net assets resulting from operations	43,337,873	146,158,425	3,978,063	8,047,431	4,865,847

Contract transactions

Contract purchase payments	39,321,167	84,249,459	5,170,096	7,289,605	1,083,828
Net transfers(1)	72,800,302	(3,369,967)	(5,458,816)	(34,740,534)	(1,133,022)
Transfers for policy loans	(2,431,490)	(7,542,430)	(268,637)	(823,050)	(217,673)
Policy charges	(8,472,196)	(25,992,299)	(2,646,105)	(4,963,826)	(499,223)
Contract terminations:
Surrender benefits	(13,417,982)	(49,476,184)	(3,269,127)	(7,686,282)	(1,664,077)
Death benefits	(61,410)	(198,502)	(188,255)	(7,092)	(4,034)

Increase (decrease) from contract transactions	87,738,391	(2,329,923)	(6,660,844)	(40,931,179)	(2,434,201)

Net assets at beginning of year	244,951,708	967,113,976	66,316,324	146,277,240	15,519,192

Net assets at end of year	$376,027,972	$1,110,942,478	$63,633,543	$113,393,492	$17,950,838

Accumulation unit activity

Units outstanding at beginning of year	202,456,805	797,347,121	56,775,824	124,925,742	8,282,436
Contract purchase payments	31,023,739	64,768,869	4,393,575	6,052,712	502,296
Net transfers(1)	58,667,362	(957,905)	(4,478,509)	(28,612,319)	(262,818)
Transfers for policy loans	(1,867,961)	(5,784,156)	(224,542)	(685,932)	(104,142)
Policy charges	(6,595,719)	(19,957,598)	(2,200,949)	(4,113,684)	(230,796)
Contract terminations:
Surrender benefits	(10,245,874)	(37,876,579)	(2,705,591)	(6,344,188)	(776,384)
Death benefits	(46,227)	(154,483)	(155,959)	(5,928)	(1,743)

Units outstanding at end of year	273,392,125	797,385,269	51,403,849	91,216,403	7,408,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(37,163)	$(17,790)	$1,735,300	$(609,623)	$332,321
Net realized gain (loss) on sales of investments	264,815	121,982	2,418,397	4,562,693	402,346
Distributions from capital gains	—	—	6,223,755	8,507,930	1,088,634
Net change in unrealized appreciation or depreciation of investments	921,062	591,938	7,659,902	15,337,321	1,949,017

Net increase (decrease) in net assets resulting from operations	1,148,714	696,130	18,037,354	27,798,321	3,772,318

Contract transactions

Contract purchase payments	373,385	136,926	5,465,675	5,651,694	1,176,803
Net transfers(1)	546,477	611,064	454,487	(2,823,990)	(1,006,076)
Transfers for policy loans	(47,526)	(7,044)	(872,732)	(972,615)	(64,256)
Policy charges	(122,194)	(57,343)	(2,753,964)	(2,961,311)	(859,630)
Contract terminations:
Surrender benefits	(232,122)	(67,532)	(5,807,796)	(6,826,396)	(1,413,216)
Death benefits	—	—	(4,553)	(25,037)	(843)

Increase (decrease) from contract transactions	518,020	616,071	(3,518,883)	(7,957,655)	(2,167,218)

Net assets at beginning of year	3,982,770	1,713,188	86,185,965	88,335,521	21,366,003

Net assets at end of year	$5,649,504	$3,025,389	$100,704,436	$108,176,187	$22,971,103

Accumulation unit activity

Units outstanding at beginning of year	3,921,756	1,180,387	45,976,058	39,110,792	14,623,438
Contract purchase payments	310,943	82,223	2,699,635	2,170,238	744,999
Net transfers(1)	223,918	321,569	307,057	75,293	(649,730)
Transfers for policy loans	(35,012)	(5,375)	(392,553)	(369,018)	(43,401)
Policy charges	(103,853)	(33,939)	(1,350,279)	(1,142,568)	(544,494)
Contract terminations:
Surrender benefits	(200,729)	(40,237)	(2,867,921)	(2,749,109)	(890,871)
Death benefits	—	—	(2,198)	(9,199)	(547)

Units outstanding at end of year	4,117,023	1,504,628	44,369,799	37,086,429	13,239,394

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(95,043)	$(99,018)
Net realized gain (loss) on sales of investments	1,144,436	573,719
Distributions from capital gains	—	629,960
Net change in unrealized appreciation or depreciation of investments	3,154,609	3,798,981

Net increase (decrease) in net assets resulting from operations	4,204,002	4,903,642

Contract transactions

Contract purchase payments	890,977	802,524
Net transfers(1)	(1,610,793)	901,371
Transfers for policy loans	(159,905)	1,222
Policy charges	(432,426)	(338,798)
Contract terminations:
Surrender benefits	(803,961)	(807,621)
Death benefits	—	(715)

Increase (decrease) from contract transactions	(2,116,108)	557,983

Net assets at beginning of year	15,065,775	10,251,517

Net assets at end of year	$17,153,669	$15,713,142

Accumulation unit activity

Units outstanding at beginning of year	8,359,084	5,319,993
Contract purchase payments	438,478	353,068
Net transfers(1)	(755,237)	391,751
Transfers for policy loans	(79,140)	(4,540)
Policy charges	(211,986)	(146,439)
Contract terminations:
Surrender benefits	(384,576)	(327,925)
Death benefits	—	(274)

Units outstanding at end of year	7,366,623	5,585,634

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$79,740	$226,008	$(24,648)	$27,974	$649,376
Net realized gain (loss) on sales of investments	(123,793)	(1,831,480)	121,214	289,439	(1,044,072)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,625,259	6,989,362	337,665	2,211,313	7,116,634

Net increase (decrease) in net assets resulting from operations	2,581,206	5,383,890	434,231	2,528,726	6,721,938

Contract transactions

Contract purchase payments	1,595,656	4,898,135	173,494	728,746	2,682,767
Net transfers(1)	(517,964)	(4,176,572)	(111,476)	(1,176,442)	(3,389,852)
Transfers for policy loans	(159,847)	(292,162)	(17,266)	(81,497)	(318,038)
Policy charges	(586,136)	(1,668,514)	(92,965)	(462,405)	(2,109,049)
Contract terminations:
Surrender benefits	(962,136)	(2,578,347)	(96,598)	(1,036,694)	(3,922,028)
Death benefits	—	(4,575)	—	—	(62,082)

Increase (decrease) from contract transactions	(630,427)	(3,822,035)	(144,811)	(2,028,292)	(7,118,282)

Net assets at beginning of year	16,063,255	42,487,312	2,715,984	13,503,993	51,550,615

Net assets at end of year	$18,014,034	$44,049,167	$3,005,404	$14,004,427	$51,154,271

Accumulation unit activity

Units outstanding at beginning of year	13,733,120	34,962,284	2,718,909	13,328,590	33,252,556
Contract purchase payments	1,240,840	3,864,563	166,010	634,921	1,612,982
Net transfers(1)	(477,669)	(3,344,210)	(63,270)	(2,356,100)	(1,566,485)
Transfers for policy loans	(124,802)	(224,993)	(12,202)	(58,735)	(190,406)
Policy charges	(455,038)	(1,309,479)	(86,280)	(410,185)	(1,265,104)
Contract terminations:
Surrender benefits	(745,010)	(2,011,615)	(81,701)	(870,816)	(2,364,759)
Death benefits	—	(3,558)	—	—	(38,419)

Units outstanding at end of year	13,171,441	31,932,992	2,641,466	10,267,675	29,440,365

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$28,594	$(1,245,783)	$(547,685)	$4,465,967	$(1,538,629)
Net realized gain (loss) on sales of investments	120,713	1,950,517	5,661	1,466,662	2,655,289
Distributions from capital gains	—	—	—	3,744,873	—
Net change in unrealized appreciation or depreciation of investments	477,226	17,836,964	(5,661)	(211,927)	23,141,233

Net increase (decrease) in net assets resulting from operations	626,533	18,541,698	(547,685)	9,465,575	24,257,893

Contract transactions

Contract purchase payments	465,953	11,106,213	12,089,583	8,836,010	14,944,617
Net transfers(1)	(146,717)	(5,409,255)	(4,775,679)	5,055,902	(20,850,368)
Transfers for policy loans	(129,616)	(437,839)	2,345,236	(846,392)	(1,430,122)
Policy charges	(254,636)	(12,406,566)	(8,101,455)	(7,588,563)	(7,764,573)
Contract terminations:
Surrender benefits	(492,553)	(9,509,194)	(12,998,658)	(10,322,003)	(11,669,630)
Death benefits	—	(180,566)	(736,796)	(149,312)	(74,655)

Increase (decrease) from contract transactions	(557,569)	(16,837,207)	(12,177,769)	(5,014,358)	(26,844,731)

Net assets at beginning of year	6,573,294	145,354,271	80,168,813	144,170,374	193,142,462

Net assets at end of year	$6,642,258	$147,058,762	$67,443,359	$148,621,591	$190,555,624

Accumulation unit activity

Units outstanding at beginning of year	5,586,091	129,362,328	73,315,734	91,587,307	126,361,424
Contract purchase payments	372,656	9,164,408	11,044,159	5,373,219	9,009,087
Net transfers(1)	(287,775)	(5,132,564)	(3,505,273)	5,172,718	(12,645,030)
Transfers for policy loans	(99,535)	(361,525)	2,322,395	(536,422)	(855,975)
Policy charges	(200,804)	(10,291,929)	(7,444,765)	(4,647,691)	(4,669,802)
Contract terminations:
Surrender benefits	(361,635)	(7,788,542)	(12,272,053)	(6,677,280)	(7,016,638)
Death benefits	—	(132,374)	(671,115)	(100,954)	(45,674)

Units outstanding at end of year	5,008,998	114,819,802	62,789,082	90,170,897	110,137,392

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP Hi	Col VP	Col VP
	Emer Mkts,	Global Bond,	Yield Bond,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(199,039)	$794,755	$4,082,747	$1,097,428	$628,161
Net realized gain (loss) on sales of investments	292,193	522,847	695,514	107,325	2,511,700
Distributions from capital gains	1,147,545	224,585	—	387,688	—
Net change in unrealized appreciation or depreciation of investments	7,759,088	767,301	3,851,242	874,185	9,928,084

Net increase (decrease) in net assets resulting from operations	8,999,787	2,309,488	8,629,503	2,466,626	13,067,945

Contract transactions

Contract purchase payments	3,826,412	2,257,748	3,539,263	1,083,701	5,678,533
Net transfers(1)	(3,604,230)	(1,276,805)	2,578,920	2,844,653	(5,862,583)
Transfers for policy loans	(552,322)	(370,727)	(530,026)	(138,055)	(352,703)
Policy charges	(1,642,238)	(1,530,871)	(2,591,870)	(655,303)	(5,119,119)
Contract terminations:
Surrender benefits	(2,636,726)	(2,662,214)	(3,589,827)	(1,250,529)	(5,726,912)
Death benefits	(5,739)	(15,360)	(17,534)	(6)	(60,862)

Increase (decrease) from contract transactions	(4,614,843)	(3,598,229)	(611,074)	1,884,461	(11,443,646)

Net assets at beginning of year	48,289,487	43,579,592	58,824,142	16,654,984	84,057,834

Net assets at end of year	$52,674,431	$42,290,851	$66,842,571	$21,006,071	$85,682,133

Accumulation unit activity

Units outstanding at beginning of year	23,395,839	25,721,567	31,904,567	11,167,581	93,911,977
Contract purchase payments	1,702,555	1,260,910	1,778,290	681,263	5,915,701
Net transfers(1)	(1,286,187)	222,844	1,460,308	1,718,464	(6,919,172)
Transfers for policy loans	(251,291)	(229,390)	(266,956)	(84,019)	(356,559)
Policy charges	(735,598)	(887,352)	(1,309,607)	(408,204)	(5,408,317)
Contract terminations:
Surrender benefits	(1,205,011)	(1,681,331)	(1,825,172)	(778,506)	(5,947,841)
Death benefits	(2,673)	(9,523)	(8,599)	(4)	(69,649)

Units outstanding at end of year	21,617,634	24,397,725	31,732,831	12,296,575	81,126,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

			Col VP	Col VP
	Col VP	Col VP	Mid Cap Gro	Mid Cap Val	Col VP
	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(314,225)	$(2,010,080)	$(95,239)	$(74,965)	$(295,443)
Net realized gain (loss) on sales of investments	1,320,612	3,877,887	316,332	103,669	1,671,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,079,390	28,903,671	1,045,561	1,443,124	3,872,293

Net increase (decrease) in net assets resulting from operations	7,085,777	30,771,478	1,266,654	1,471,828	5,248,713

Contract transactions

Contract purchase payments	2,925,241	20,356,324	1,013,069	711,345	2,704,604
Net transfers(1)	(2,457,443)	(9,894,588)	(915,806)	(998,418)	(718,902)
Transfers for policy loans	(460,380)	(845,139)	(169,850)	(91,505)	(344,457)
Policy charges	(1,494,642)	(19,534,353)	(560,778)	(287,041)	(1,513,486)
Contract terminations:
Surrender benefits	(2,835,810)	(17,751,695)	(766,333)	(355,336)	(2,911,551)
Death benefits	(5,308)	(166,815)	(5,545)	—	—

Increase (decrease) from contract transactions	(4,328,342)	(27,836,266)	(1,405,243)	(1,020,955)	(2,783,792)

Net assets at beginning of year	37,920,163	242,318,826	12,264,947	8,777,465	36,939,577

Net assets at end of year	$40,677,598	$245,254,038	$12,126,358	$9,228,338	$39,404,498

Accumulation unit activity

Units outstanding at beginning of year	61,059,796	282,660,099	8,628,313	7,409,198	35,680,029
Contract purchase payments	4,204,302	21,295,750	671,322	568,119	2,403,025
Net transfers(1)	(7,021,417)	(18,349,785)	(747,052)	(851,682)	(2,572,109)
Transfers for policy loans	(669,339)	(754,603)	(106,671)	(69,941)	(300,020)
Policy charges	(2,007,779)	(21,171,703)	(357,010)	(223,743)	(1,312,549)
Contract terminations:
Surrender benefits	(3,727,135)	(18,363,439)	(459,036)	(254,457)	(2,429,936)
Death benefits	(2,971)	(174,626)	(2,697)	—	—

Units outstanding at end of year	51,835,457	245,141,693	7,627,169	6,577,494	31,468,440

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP
	Select Lg Cap	Select Sm Cap	US Govt	CS	EV VT
	Val,	Val,	Mtge,	Commodity	Floating-Rate
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Inc

Operations

Investment income (loss) — net	$(35,033)	$(105,233)	$51,734	$(103,908)	$742,687
Net realized gain (loss) on sales of investments	192,396	99,058	174,941	(706,976)	99,377
Distributions from capital gains	—	—	—	—	234,349
Net change in unrealized appreciation or depreciation of investments	532,409	2,140,345	79,404	436,584	279,789

Net increase (decrease) in net assets resulting from operations	689,772	2,134,170	306,079	(374,300)	1,356,202

Contract transactions

Contract purchase payments	315,484	959,770	2,328,564	968,975	1,397,560
Net transfers(1)	(268,487)	(1,765,159)	444,218	(34,421)	2,783,294
Transfers for policy loans	(43,024)	(138,793)	414,852	(128,818)	(421,923)
Policy charges	(128,763)	(593,369)	(2,275,876)	(370,175)	(618,626)
Contract terminations:
Surrender benefits	(206,524)	(774,879)	(3,254,795)	(740,899)	(775,340)
Death benefits	—	—	(15,358)	—	(7)

Increase (decrease) from contract transactions	(331,314)	(2,312,430)	(2,358,395)	(305,338)	2,364,958

Net assets at beginning of year	4,074,010	13,370,994	38,244,184	13,973,348	20,913,258

Net assets at end of year	$4,432,468	$13,192,734	$36,191,868	$13,293,710	$24,634,418

Accumulation unit activity

Units outstanding at beginning of year	3,617,952	9,163,342	30,293,428	14,524,657	17,422,877
Contract purchase payments	260,524	605,908	1,819,391	1,052,594	1,141,126
Net transfers(1)	(318,370)	(1,262,721)	925,074	(406,671)	1,810,160
Transfers for policy loans	(36,662)	(84,505)	317,513	(124,888)	(292,415)
Policy charges	(104,271)	(368,616)	(1,788,251)	(387,928)	(503,832)
Contract terminations:
Surrender benefits	(160,422)	(468,828)	(2,666,275)	(745,599)	(585,199)
Death benefits	—	—	(12,905)	—	(6)

Units outstanding at end of year	3,258,751	7,584,580	28,887,975	13,912,165	18,992,711

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank
	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,	Global Real Est,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl	Cl 2

Operations

Investment income (loss) — net	$252,430	$664,935	$(199,298)	$199,346	$(363,256)
Net realized gain (loss) on sales of investments	1,212,203	1,120,264	6,432,115	(723,321)	(3,604,019)
Distributions from capital gains	—	22,008	8,319,376	58,521	—
Net change in unrealized appreciation or depreciation of investments	8,487,175	5,720,006	128,921	3,731,229	14,580,211

Net increase (decrease) in net assets resulting from operations	9,951,808	7,527,213	14,681,114	3,265,775	10,612,936

Contract transactions

Contract purchase payments	4,787,435	2,557,399	5,107,817	1,072,146	3,873,654
Net transfers(1)	(2,082,697)	(2,871,780)	(12,834,297)	(1,905,460)	(1,526,289)
Transfers for policy loans	(733,820)	(295,921)	(783,188)	(135,851)	(244,003)
Policy charges	(1,975,609)	(1,869,383)	(4,059,671)	(719,793)	(1,840,955)
Contract terminations:
Surrender benefits	(3,048,530)	(3,478,339)	(8,474,018)	(1,486,709)	(2,778,442)
Death benefits	(11,077)	(4,822)	(9,517)	—	(2,853)

Increase (decrease) from contract transactions	(3,064,298)	(5,962,846)	(21,052,874)	(3,175,667)	(2,518,888)

Net assets at beginning of year	65,685,906	44,856,207	111,707,509	17,923,467	41,430,118

Net assets at end of year	$72,573,416	$46,420,574	$105,335,749	$18,013,575	$49,524,166

Accumulation unit activity

Units outstanding at beginning of year	63,218,168	36,967,085	55,279,469	17,277,283	24,298,435
Contract purchase payments	4,296,043	1,809,125	2,393,268	909,644	1,987,100
Net transfers(1)	(4,228,067)	(5,045,535)	(2,930,928)	(2,694,190)	(505,997)
Transfers for policy loans	(567,108)	(218,006)	(395,458)	(99,309)	(123,815)
Policy charges	(1,726,542)	(1,352,913)	(1,865,536)	(623,517)	(951,812)
Contract terminations:
Surrender benefits	(2,449,340)	(2,431,737)	(3,992,435)	(1,233,177)	(1,458,571)
Death benefits	(10,901)	(3,884)	(3,590)	—	(1,516)

Units outstanding at end of year	58,532,253	29,724,135	48,484,790	13,536,734	23,243,824

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

				GS VIT	GS VIT
	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,	Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Operations

Investment income (loss) — net	$(4,285)	$219,734	$321,329	$25,658	$323,122
Net realized gain (loss) on sales of investments	927,409	(33,881)	888,160	138,882	64,893
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,268,862	2,121,256	12,666,787	425,627	3,728,717

Net increase (decrease) in net assets resulting from operations	5,191,986	2,307,109	13,876,276	590,167	4,116,732

Contract transactions

Contract purchase payments	2,289,384	1,807,326	5,900,328	297,426	2,395,709
Net transfers(1)	(3,020,851)	(1,696,650)	(6,682,447)	(258,546)	(2,638,416)
Transfers for policy loans	(173,562)	(185,912)	(634,785)	(32,137)	(192,093)
Policy charges	(1,212,978)	(661,506)	(3,284,940)	(187,230)	(1,260,716)
Contract terminations:
Surrender benefits	(2,180,596)	(959,531)	(5,416,164)	(336,656)	(2,137,961)
Death benefits	(54,352)	—	(63,012)	—	—

Increase (decrease) from contract transactions	(4,352,955)	(1,696,273)	(10,181,020)	(517,143)	(3,833,477)

Net assets at beginning of year	32,212,487	18,021,035	83,147,324	5,071,798	31,252,062

Net assets at end of year	$33,051,518	$18,631,871	$86,842,580	$5,144,822	$31,535,317

Accumulation unit activity

Units outstanding at beginning of year	14,868,261	13,996,877	37,702,216	3,052,159	31,288,303
Contract purchase payments	978,484	1,315,973	2,392,584	162,059	2,211,182
Net transfers(1)	(962,819)	(1,270,737)	(1,153,144)	(255,432)	(3,668,196)
Transfers for policy loans	(72,856)	(134,744)	(269,639)	(16,649)	(192,652)
Policy charges	(529,620)	(479,066)	(1,368,599)	(102,572)	(1,139,116)
Contract terminations:
Surrender benefits	(971,995)	(681,009)	(2,323,136)	(178,530)	(1,849,884)
Death benefits	(24,772)	—	(23,887)	—	—

Units outstanding at end of year	13,284,683	12,747,294	34,956,395	2,661,035	26,649,637

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Core Eq,	Div Divd,	Intl Gro,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II	Ser I	Ser I	Ser II

Operations

Investment income (loss) — net	$(35,796)	$38,143	$268,202	$63,351	$103,050
Net realized gain (loss) on sales of investments	(108,552)	169,363	3,457,894	28,948	372,815
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(154,128)	669,642	11,195,361	629,197	1,783,451

Net increase (decrease) in net assets resulting from operations	(298,476)	877,148	14,921,457	721,496	2,259,316

Contract transactions

Contract purchase payments	377,026	308,401	7,351,564	358,934	1,164,690
Net transfers(1)	9,112,713	(261,276)	(7,551,551)	1,294,474	738,359
Transfers for policy loans	(30,538)	(36,881)	(586,329)	(66,644)	(53,369)
Policy charges	(249,323)	(146,461)	(7,369,474)	(165,131)	(495,696)
Contract terminations:
Surrender benefits	(460,536)	(293,218)	(8,623,009)	(195,803)	(919,395)
Death benefits	—	(4)	(47,834)	—	(2,204)

Increase (decrease) from contract transactions	8,749,342	(429,439)	(16,826,633)	1,225,830	432,385

Net assets at beginning of year	—	5,027,264	119,930,883	3,733,735	15,340,592

Net assets at end of year	$8,450,866	$5,474,973	$118,025,707	$5,681,061	$18,032,293

Accumulation unit activity

Units outstanding at beginning of year	—	5,384,435	70,100,760	4,067,135	14,796,522
Contract purchase payments	398,298	317,436	4,008,857	356,339	1,098,288
Net transfers(1)	9,083,280	(527,547)	(3,531,402)	1,249,915	(42,631)
Transfers for policy loans	(31,281)	(37,829)	(327,821)	(66,700)	(52,789)
Policy charges	(263,379)	(141,398)	(3,960,519)	(163,243)	(429,888)
Contract terminations:
Surrender benefits	(484,568)	(251,057)	(4,685,781)	(191,515)	(745,311)
Death benefits	—	(4)	(25,536)	—	(1,398)

Units outstanding at end of year	8,702,350	4,744,036	61,578,558	5,251,931	14,622,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,	Janus,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser I	Serv	Serv	Serv

Operations

Investment income (loss) — net	$(26,402)	$(43,622)	$(51,127)	$(73,145)	$(29,968)
Net realized gain (loss) on sales of investments	(58,491)	252,753	430,294	473,865	290,264
Distributions from capital gains	1,818	—	—	—	141,076
Net change in unrealized appreciation or depreciation of investments	(75,861)	296,573	940,672	1,338,450	890,783

Net increase (decrease) in net assets resulting from operations	(158,936)	505,704	1,319,839	1,739,170	1,292,155

Contract transactions

Contract purchase payments	235,845	431,626	386,394	741,253	539,268
Net transfers(1)	6,062,712	(115,576)	(87,032)	(899,884)	(641,735)
Transfers for policy loans	(35,161)	(72,173)	(66,178)	(95,714)	(72,581)
Policy charges	(186,285)	(178,230)	(347,456)	(412,167)	(210,942)
Contract terminations:
Surrender benefits	(206,439)	(238,859)	(473,825)	(635,725)	(393,449)
Death benefits	—	—	(9,815)	—	(6)

Increase (decrease) from contract transactions	5,870,672	(173,212)	(597,912)	(1,302,237)	(779,445)

Net assets at beginning of year	—	4,857,815	8,296,909	9,853,661	7,627,570

Net assets at end of year	$5,711,736	$5,190,307	$9,018,836	$10,290,594	$8,140,280

Accumulation unit activity

Units outstanding at beginning of year	—	3,837,992	6,797,250	13,225,395	7,908,097
Contract purchase payments	249,996	317,305	266,615	941,180	509,877
Net transfers(1)	6,041,879	(182,991)	(561,785)	(1,986,536)	(819,223)
Transfers for policy loans	(36,409)	(48,379)	(43,315)	(65,465)	(63,675)
Policy charges	(197,417)	(127,731)	(239,985)	(483,651)	(194,619)
Contract terminations:
Surrender benefits	(220,471)	(162,177)	(326,102)	(639,154)	(319,371)
Death benefits	—	—	(4,909)	—	(6)

Units outstanding at end of year	5,837,578	3,634,019	5,887,769	10,991,769	7,021,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Janus Aspen	MFS	MFS	MFS	MS UIF
	Overseas,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Year ended Dec. 31, 2012 (continued)	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$(77,894)	$(147,057)	$(158,810)	$1,306,626	$(23,469)
Net realized gain (loss) on sales of investments	(813,871)	1,509,830	308,759	163,632	132,816
Distributions from capital gains	6,693,189	1,360,140	2,075,861	—	—
Net change in unrealized appreciation or depreciation of investments	1,437,845	1,290,137	1,727,901	1,282,117	2,367,289

Net increase (decrease) in net assets resulting from operations	7,239,269	4,013,050	3,953,711	2,752,375	2,476,636

Contract transactions

Contract purchase payments	4,546,570	1,725,201	1,382,490	1,593,606	645,814
Net transfers(1)	(8,524,695)	(1,190,737)	(1,763,507)	(266,046)	144,620
Transfers for policy loans	(504,556)	(165,784)	(89,419)	(246,921)	(56,728)
Policy charges	(2,127,627)	(914,597)	(801,779)	(813,914)	(238,494)
Contract terminations:
Surrender benefits	(3,704,827)	(1,568,535)	(1,069,747)	(1,122,569)	(613,740)
Death benefits	(12,136)	—	(1,790)	(823)	(2)

Increase (decrease) from contract transactions	(10,327,271)	(2,114,452)	(2,343,752)	(856,667)	(118,530)

Net assets at beginning of year	62,697,548	25,872,955	20,605,615	22,793,593	8,638,696

Net assets at end of year	$59,609,546	$27,771,553	$22,215,574	$24,689,301	$10,996,802

Accumulation unit activity

Units outstanding at beginning of year	47,186,163	29,144,066	14,969,385	9,201,415	9,999,321
Contract purchase payments	3,267,386	1,821,245	898,575	588,394	667,304
Net transfers(1)	(7,083,452)	(3,021,167)	(2,003,562)	295,354	(321,412)
Transfers for policy loans	(342,960)	(164,905)	(55,356)	(93,080)	(46,587)
Policy charges	(1,499,702)	(907,782)	(504,765)	(308,722)	(237,998)
Contract terminations:
Surrender benefits	(2,527,540)	(1,514,694)	(634,431)	(459,122)	(494,770)
Death benefits	(9,450)	—	(757)	(294)	(3)

Units outstanding at end of year	38,990,445	25,356,763	12,669,089	9,223,945	9,565,855

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

	MS UIF	Oppen	Oppen Global	Oppen Main St	PIMCO
	Mid Cap Gro,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Year ended Dec. 31, 2012 (continued)	Cl II	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(71,040)	$79,633	$2,945,516	$(30,943)	$1,395,898
Net realized gain (loss) on sales of investments	(49,198)	41,649	426,736	146,158	68,633
Distributions from capital gains	1,092,994	—	659,610	—	—
Net change in unrealized appreciation or depreciation of investments	(327,986)	1,151,228	2,952,601	808,023	2,672,942

Net increase (decrease) in net assets resulting from operations	644,770	1,272,510	6,984,463	923,238	4,137,473

Contract transactions

Contract purchase payments	621,198	557,053	3,532,289	624,771	2,086,839
Net transfers(1)	(1,929,006)	(246,205)	907,988	87,453	6,504,512
Transfers for policy loans	(85,512)	(92,682)	(368,921)	(41,100)	(195,961)
Policy charges	(294,850)	(233,043)	(1,965,404)	(204,074)	(836,727)
Contract terminations:
Surrender benefits	(332,917)	(308,873)	(3,815,050)	(258,230)	(1,680,312)
Death benefits	—	(150)	(9,102)	(226)	(85,810)

Increase (decrease) from contract transactions	(2,021,087)	(323,900)	(1,718,200)	208,594	5,792,541

Net assets at beginning of year	9,143,755	6,606,612	57,862,482	5,507,058	28,096,724

Net assets at end of year	$7,767,438	$7,555,222	$63,128,745	$6,638,890	$38,026,738

Accumulation unit activity

Units outstanding at beginning of year	7,497,775	5,561,757	43,973,307	4,516,368	22,417,059
Contract purchase payments	490,534	439,969	2,538,223	475,196	1,566,181
Net transfers(1)	(1,754,865)	(299,906)	463,515	(56,247)	4,382,533
Transfers for policy loans	(59,709)	(70,447)	(262,251)	(29,864)	(143,266)
Policy charges	(229,163)	(182,331)	(1,400,586)	(150,899)	(618,567)
Contract terminations:
Surrender benefits	(250,380)	(227,254)	(2,695,725)	(177,498)	(1,195,272)
Death benefits	—	(131)	(6,390)	(189)	(65,449)

Units outstanding at end of year	5,694,192	5,221,657	42,610,093	4,576,867	26,343,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$16,536	$683,078	$29,656	$(177,735)	$(20,134)
Net realized gain (loss) on sales of investments	21,028	(82,468)	(106,492)	(386,033)	235,158
Distributions from capital gains	318,639	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	382,172	757,486	517,503	12,821,810	680,349

Net increase (decrease) in net assets resulting from operations	738,375	1,358,096	440,667	12,258,042	895,373

Contract transactions

Contract purchase payments	306,775	377,308	254,167	5,697,337	397,668
Net transfers(1)	92,879	(500,307)	(107,366)	(4,438,863)	(520,929)
Transfers for policy loans	(71,449)	(88,744)	(12,829)	(323,929)	(4,811)
Policy charges	(144,756)	(369,666)	(92,056)	(5,135,355)	(229,302)
Contract terminations:
Surrender benefits	(210,283)	(716,225)	(116,189)	(5,792,248)	(454,672)
Death benefits	—	—	(1,950)	(47,610)	(5,779)

Increase (decrease) from contract transactions	(26,834)	(1,297,634)	(76,223)	(10,040,668)	(817,825)

Net assets at beginning of year	3,557,667	9,474,666	2,153,905	77,906,277	5,686,518

Net assets at end of year	$4,269,208	$9,535,128	$2,518,349	$80,123,651	$5,764,066

Accumulation unit activity

Units outstanding at beginning of year	2,875,751	5,521,625	1,936,253	53,819,530	5,328,172
Contract purchase payments	221,416	206,663	208,750	3,515,156	333,836
Net transfers(1)	50,730	(213,055)	(95,323)	(2,881,233)	(434,514)
Transfers for policy loans	(51,570)	(47,619)	(10,268)	(195,416)	(4,069)
Policy charges	(104,149)	(200,296)	(75,360)	(3,188,771)	(192,354)
Contract terminations:
Surrender benefits	(150,258)	(389,847)	(94,160)	(3,580,704)	(379,234)
Death benefits	—	—	(1,594)	(30,701)	(4,818)

Units outstanding at end of year	2,841,920	4,877,471	1,868,298	47,457,861	4,647,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	Royce	Third	VP	VP	VP BR Gl
	Micro-Cap,	Ave	Aggr,	Aggr,	Infl Prot Sec,
Year ended Dec. 31, 2012 (continued)	Invest Cl	Val	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(359,380)	$80,874	$(541,649)	$(2,119,998)	$707,855
Net realized gain (loss) on sales of investments	2,096,754	(3,523,008)	619,023	6,209,690	8,485
Distributions from capital gains	1,085,193	—	—	—	242,139
Net change in unrealized appreciation or depreciation of investments	804,272	12,493,025	7,786,469	26,605,695	(28,495)

Net increase (decrease) in net assets resulting from operations	3,626,839	9,050,891	7,863,843	30,695,387	929,984

Contract transactions

Contract purchase payments	2,607,267	2,446,180	9,292,618	26,913,931	1,227,732
Net transfers(1)	(6,059,586)	(4,559,279)	8,104,796	(25,037,212)	753,219
Transfers for policy loans	(383,430)	(160,346)	(746,084)	(3,080,189)	(283,294)
Policy charges	(1,987,466)	(1,717,982)	(1,971,069)	(6,377,116)	(608,909)
Contract terminations:
Surrender benefits	(4,098,696)	(2,896,443)	(2,827,907)	(13,563,774)	(1,035,024)
Death benefits	(36,975)	(8,029)	—	(8,399)	(10)

Increase (decrease) from contract transactions	(9,958,886)	(6,895,899)	11,852,354	(21,152,759)	53,714

Net assets at beginning of year	55,900,208	36,904,166	56,644,702	246,147,303	19,012,625

Net assets at end of year	$49,568,161	$39,059,158	$76,360,899	$255,689,931	$19,996,323

Accumulation unit activity

Units outstanding at beginning of year	23,540,136	22,778,382	52,489,708	227,782,310	15,016,149
Contract purchase payments	1,095,433	1,362,503	7,992,348	23,110,598	944,023
Net transfers(1)	(803,054)	(1,535,968)	6,989,472	(21,386,867)	649,619
Transfers for policy loans	(167,131)	(98,566)	(644,120)	(2,619,184)	(221,991)
Policy charges	(816,933)	(936,193)	(1,692,978)	(5,471,683)	(470,132)
Contract terminations:
Surrender benefits	(1,719,986)	(1,606,920)	(2,425,159)	(11,641,686)	(808,253)
Death benefits	(12,414)	(3,811)	—	(7,274)	(8)

Units outstanding at end of year	21,116,051	19,959,427	62,709,271	209,766,214	15,109,407

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Conserv,	Mod,	Mod,	Mod Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(151,393)	$(391,040)	$(1,697,407)	$(5,506,810)	$(1,734,003)
Net realized gain (loss) on sales of investments	282,200	985,221	719,754	9,135,834	857,391
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,027,463	2,415,711	20,195,714	60,369,194	22,784,941

Net increase (decrease) in net assets resulting from operations	1,158,270	3,009,892	19,218,061	63,998,218	21,908,329

Contract transactions

Contract purchase payments	1,919,119	3,497,703	21,856,148	52,558,291	31,062,802
Net transfers(1)	9,534,889	10,232,346	64,786,594	21,748,444	34,995,149
Transfers for policy loans	(346,443)	(296,437)	(1,745,236)	(4,025,530)	(1,211,126)
Policy charges	(772,420)	(1,781,988)	(8,160,083)	(24,343,010)	(6,610,150)
Contract terminations:
Surrender benefits	(1,216,835)	(4,398,800)	(10,495,700)	(41,563,168)	(8,910,245)
Death benefits	—	—	—	(361,301)	(121,250)

Increase (decrease) from contract transactions	9,118,310	7,252,824	66,241,723	4,013,726	49,205,180

Net assets at beginning of year	16,391,198	46,744,816	167,217,005	639,063,711	173,838,199

Net assets at end of year	$26,667,778	$57,007,532	$252,676,789	$707,075,655	$244,951,708

Accumulation unit activity

Units outstanding at beginning of year	15,302,204	43,642,155	153,548,966	586,389,528	159,796,046
Contract purchase payments	1,719,227	3,143,126	18,933,988	45,481,475	26,738,756
Net transfers(1)	8,509,437	9,020,864	56,090,892	18,561,181	30,410,085
Transfers for policy loans	(311,892)	(262,365)	(1,503,687)	(3,493,986)	(1,035,540)
Policy charges	(692,729)	(1,601,492)	(7,058,186)	(21,053,379)	(5,676,578)
Contract terminations:
Surrender benefits	(1,093,347)	(3,955,525)	(9,036,394)	(35,876,807)	(7,668,625)
Death benefits	—	—	—	(311,071)	(107,339)

Units outstanding at end of year	23,432,900	49,986,763	210,975,579	589,696,941	202,456,805

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	VP	VP	VP	VP Ptnrs	VP Sit
	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(7,959,419)	$(438,100)	$(1,042,728)	$(132,081)	$(31,601)
Net realized gain (loss) on sales of investments	17,935,781	470,592	1,970,181	455,534	134,180
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	92,258,366	3,954,662	9,065,619	1,493,396	256,696

Net increase (decrease) in net assets resulting from operations	102,234,728	3,987,154	9,993,072	1,816,849	359,275

Contract transactions

Contract purchase payments	92,395,226	4,040,241	8,604,100	1,272,499	292,821
Net transfers(1)	(66,516,122)	20,387,816	20,427,838	(1,335,023)	(38,455)
Transfers for policy loans	(7,840,195)	(543,133)	(593,798)	(133,530)	(29,875)
Policy charges	(26,484,607)	(2,380,175)	(5,026,916)	(498,573)	(107,989)
Contract terminations:
Surrender benefits	(49,459,106)	(3,742,854)	(7,602,929)	(632,038)	(171,335)
Death benefits	(309,793)	(3,846)	(99,740)	(3,404)	(6)

Increase (decrease) from contract transactions	(58,214,597)	17,758,049	15,708,555	(1,330,069)	(54,839)

Net assets at beginning of year	923,093,845	44,571,121	120,575,613	15,032,412	3,678,334

Net assets at end of year	$967,113,976	$66,316,324	$146,277,240	$15,519,192	$3,982,770

Accumulation unit activity

Units outstanding at beginning of year	847,281,123	41,194,102	111,221,531	9,036,146	4,094,951
Contract purchase payments	79,401,604	3,557,507	7,572,112	718,723	309,517
Net transfers(1)	(57,140,888)	17,879,461	17,806,986	(758,375)	(163,129)
Transfers for policy loans	(6,720,461)	(476,123)	(509,824)	(74,837)	(37,780)
Policy charges	(22,728,799)	(2,096,442)	(4,420,562)	(281,322)	(109,419)
Contract terminations:
Surrender benefits	(42,477,623)	(3,279,344)	(6,656,465)	(356,027)	(172,378)
Death benefits	(267,835)	(3,337)	(88,036)	(1,872)	(6)

Units outstanding at end of year	797,347,121	56,775,824	124,925,742	8,282,436	3,921,756

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Vty			WF Adv VT	WF Adv VT
	Estb Val,	Wanger	Wanger	Intl Eq,	Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Intl	USA	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(12,936)	$358,480	$(424,155)	$138,094	$(113,567)
Net realized gain (loss) on sales of investments	59,314	2,691,982	2,524,304	542,630	596,608
Distributions from capital gains	—	7,788,747	4,288,599	1,412,009	5,369
Net change in unrealized appreciation or depreciation of investments	189,965	4,945,627	8,764,247	461,391	1,784,237

Net increase (decrease) in net assets resulting from operations	236,343	15,784,836	15,152,995	2,554,124	2,272,647

Contract transactions

Contract purchase payments	130,950	5,831,498	6,141,157	1,305,774	1,110,633
Net transfers(1)	67,866	(6,832,425)	(6,137,555)	(2,363,604)	(3,824,216)
Transfers for policy loans	(1,057)	(831,370)	(741,371)	(14,613)	(177,662)
Policy charges	(50,269)	(2,886,358)	(3,033,243)	(917,762)	(467,147)
Contract terminations:
Surrender benefits	(55,226)	(5,387,892)	(5,264,944)	(1,679,904)	(904,080)
Death benefits	—	(2,464)	(38,334)	(10,238)	—

Increase (decrease) from contract transactions	92,264	(10,109,011)	(9,074,290)	(3,680,347)	(4,262,472)

Net assets at beginning of year	1,384,581	80,510,140	82,256,816	22,492,226	17,055,600

Net assets at end of year	$1,713,188	$86,185,965	$88,335,521	$21,366,003	$15,065,775

Accumulation unit activity

Units outstanding at beginning of year	1,126,985	52,283,106	43,104,335	17,392,651	10,886,518
Contract purchase payments	101,104	3,433,678	2,871,223	965,508	665,444
Net transfers(1)	27,346	(4,484,002)	(2,584,489)	(1,799,720)	(2,288,132)
Transfers for policy loans	(1,061)	(470,213)	(347,380)	(11,107)	(103,103)
Policy charges	(37,641)	(1,679,185)	(1,423,583)	(678,284)	(277,832)
Contract terminations:
Surrender benefits	(36,346)	(3,105,706)	(2,491,540)	(1,237,925)	(523,811)
Death benefits	—	(1,620)	(17,774)	(7,685)	—

Units outstanding at end of year	1,180,387	45,976,058	39,110,792	14,623,438	8,359,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  49

Statement of Changes in Net Assets

WF Adv VT
Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2

Operations

Investment income (loss) — net	$(88,797)
Net realized gain (loss) on sales of investments	295,761
Distributions from capital gains	513,059
Net change in unrealized appreciation or depreciation of investments	49,559

Net increase (decrease) in net assets resulting from operations	769,582

Contract transactions

Contract purchase payments	880,426
Net transfers(1)	(965,075)
Transfers for policy loans	(107,104)
Policy charges	(337,019)
Contract terminations:
Surrender benefits	(499,865)
Death benefits	—

Increase (decrease) from contract transactions	(1,028,637)

Net assets at beginning of year	10,510,572

Net assets at end of year	$10,251,517

Accumulation unit activity

Units outstanding at beginning of year	5,886,279
Contract purchase payments	462,172
Net transfers(1)	(541,467)
Transfers for policy loans	(54,261)
Policy charges	(175,795)
Contract terminations:
Surrender benefits	(256,935)
Death benefits	—

Units outstanding at end of year	5,319,993

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D polices and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D polices. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund

AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  51

Division	Fund

Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the policy.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For V2D policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D polices.

4.	POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  53

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Gro & Inc, Cl B	$4,710,713
AB VPS Intl Val, Cl B	8,338,572
AB VPS Lg Cap Gro, Cl B	1,191,629
AC VP Intl, Cl I	1,448,514
AC VP Val, Cl I	3,324,738
Calvert VP SRI Bal	2,129,683
Col VP Bal, Cl 3	5,673,795
Col VP Cash Mgmt, Cl 3	13,986,243
Col VP Div Bond, Cl 3	17,333,542
Col VP Divd Opp, Cl 3	13,955,062
Col VP Emer Mkts, Cl 3	4,863,097
Col VP Global Bond, Cl 3	5,248,910
Col VP Hi Yield Bond, Cl 3	11,369,428
Col VP Inc Opp, Cl 2	10,877,062
Col VP Inc Opp, Cl 3	7,135,554
Col VP Intl Opp, Cl 3	4,556,845
Col VP Lg Cap Gro, Cl 3	4,362,752
Col VP Lg Core Quan, Cl 3	7,211,791
Col VP Mid Cap Gro Opp, Cl 3	2,489,079
Col VP Mid Cap Val Opp, Cl 3	2,726,595
Col VP S&P 500, Cl 3	7,529,612
Col VP Select Lg Cap Val, Cl 3	5,821,744
Col VP Select Sm Cap Val, Cl 3	3,178,421
Col VP US Govt Mtge, Cl 3	4,798,805
CS Commodity Return	1,953,915
EV VT Floating-Rate Inc	15,971,726
Fid VIP Contrafund, Serv Cl 2	7,438,702
Fid VIP Gro & Inc, Serv Cl	3,339,377
Fid VIP Mid Cap, Serv Cl	16,819,752
Fid VIP Overseas, Serv Cl	1,540,806
FTVIPT Frank Global Real Est, Cl 2	7,711,126
FTVIPT Frank Sm Cap Val, Cl 2	4,275,671
FTVIPT Frank Mutual Shares, Cl 2	3,171,234
GS VIT Mid Cap Val, Inst	16,054,514
GS VIT Sm Cap Eq Insights, Inst	1,102,959
GS VIT U.S. Eq Insights, Inst	3,895,298
Invesco VI Am Fran, Ser I	1,035,445
Invesco VI Comstock, Ser II	2,972,729
Invesco VI Core Eq, Ser I	2,635,079
Invesco VI Div Divd, Ser I	2,807,475
Invesco VI Intl Gro, Ser II	3,160,670
Invesco VI Mid Cap Gro, Ser I	741,896
Invesco VI Tech, Ser I	1,963,269
Janus Aspen Enterprise, Serv	458,787
Janus Aspen Global Tech, Serv	1,289,697
Janus Aspen Janus, Serv	1,209,587
Janus Aspen Overseas, Serv	4,232,599
MFS Inv Gro Stock, Serv Cl	4,396,829
MFS New Dis, Serv Cl	3,794,409
MFS Utilities, Serv Cl	4,446,758
MS UIF Global Real Est, Cl II	2,376,992
MS UIF Mid Cap Gro, Cl II	1,603,687
Oppen Global VA, Serv	3,955,055
Oppen Global Strategic Inc VA, Srv	7,815,732
Oppen Main St Sm Cap VA, Serv	3,647,996
PIMCO VIT All Asset, Advisor Cl	7,268,167
Put VT Global Hlth Care, Cl IB	4,150,679
Put VT Hi Yield, Cl IB	1,498,340
Put VT Intl Eq, Cl IB	1,508,670
Put VT Multi-Cap Gro, Cl IA	1,745,362
Put VT Multi-Cap Gro, Cl IB	906,393
Royce Micro-Cap, Invest Cl	2,813,701
Third Ave Val	2,593,903
VP Aggr, Cl 2	43,056,977
VP Aggr, Cl 4	50,264,074
VP BR Gl Infl Prot Sec, Cl 3	2,187,044
VP Conserv, Cl 2	7,107,652
VP Conserv, Cl 4	5,650,937
VP Mod, Cl 2	57,523,193
VP Mod, Cl 4	52,174,327
VP Mod Aggr, Cl 2	101,493,808
VP Mod Aggr, Cl 4	81,445,177
VP Mod Conserv, Cl 2	13,982,687
VP Mod Conserv, Cl 4	10,977,269
VP Ptnrs Sm Cap Val, Cl 3	3,334,788
VP Sit Divd Gro, Cl 3	1,583,292
VP Vty Estb Val, Cl 3	1,149,726
Wanger Intl	16,539,256
Wanger USA	18,182,832
WF Adv VT Intl Eq, Cl 2	2,850,106
WF Adv VT Opp, Cl 2	2,043,112
WF Adv VT Sm Cap Gro, Cl 2	3,698,678

54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$1.38	$—	$—
0.30%	1.35	1.30	1.38	—	—
0.45%	2.32	1.79	2.40	2.14	2.21
0.65%	—	—	—	—	—
0.90%	1.80	1.66	1.41	1.19	2.40

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$1.25	$—	$—	$—
0.30%	1.18	1.22	1.00	0.97	1.27
0.45%	1.93	2.06	0.98	1.35	2.21
0.65%	—	1.72	1.09	1.42	—
0.90%	1.42	1.47	1.12	1.73	2.16

	Col VP	Col VP	Col VP Hi	Col VP	Col VP
	Emer Mkts,	Global Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$—	$—	$—	$1.10	$—
0.30%	1.04	0.92	1.08	0.90	1.07
0.45%	2.13	1.23	2.13	0.90	1.92
0.65%	—	—	—	—	—
0.90%	2.50	1.83	2.25	0.90	1.73

	Col VP	Col VP	Col VP	Col VP Mid	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.30%	1.28	1.31	1.33	1.32	1.41
0.45%	2.02	2.52	2.55	2.66	2.73
0.65%	—	—	1.71	—	—
0.90%	1.16	0.77	1.12	1.84	1.78

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$1.34	$—	$—	$—	$—
0.30%	1.32	1.41	1.54	0.98	0.87
0.45%	2.38	2.65	3.04	1.07	1.11
0.65%	—	—	—	1.13	—
0.90%	1.37	1.67	2.35	1.31	0.75

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$1.34	$—	$—	$—
0.30%	1.04	1.31	—	—	—
0.45%	1.66	2.49	2.51	2.60	2.07
0.65%	—	—	—	—	—
0.90%	1.22	1.38	1.62	3.68	1.37

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  55

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$1.53	$1.32	$—	$—
0.30%	1.07	1.43	1.29	1.35	—
0.45%	2.00	2.83	2.11	2.56	2.83
0.65%	—	—	—	—	—
0.90%	2.24	3.65	1.83	3.84	2.29

	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	$—	$—	$—	$—	$—
0.30%	1.38	—	1.37	—	1.32
0.45%	2.39	1.36	2.58	2.19	1.42
0.65%	—	—	—	—	—
0.90%	1.38	1.35	1.30	2.68	1.40

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	$—	$—	$—	$—	$—
0.30%	1.22	1.39	1.28	—	1.39
0.45%	2.04	1.34	2.60	2.87	2.96
0.65%	—	—	—	—	—
0.90%	1.13	1.33	1.61	1.13	0.82

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$1.33	$—	$—	$—	$1.26
0.30%	1.32	1.23	1.33	1.42	1.21
0.45%	2.32	2.02	2.47	3.61	2.22
0.65%	—	—	—	—	—
0.90%	1.34	1.56	1.11	1.95	3.74

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	$—	$1.44	$1.40	$1.01	$1.47
0.30%	1.08	1.42	1.32	1.01	1.45
0.45%	2.37	3.01	2.43	1.52	2.99
0.65%	—	—	—	—	—
0.90%	0.95	1.58	1.70	1.44	1.88

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$1.04	$—	$—	$—	$—
0.30%	1.02	1.42	—	1.34	—
0.45%	1.64	2.18	2.05	1.99	2.47
0.65%	—	—	—	—	—
0.90%	1.35	2.10	2.18	1.70	2.18

56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$1.25	$—
0.30%	1.39	—	—	1.22	1.22
0.45%	1.69	2.48	2.11	1.48	1.48
0.65%	—	—	—	—	—
0.90%	1.66	3.67	2.74	1.45	1.45

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$1.05	$—	$1.15	$—
0.30%	0.95	1.04	1.03	1.12	1.12
0.45%	1.21	1.18	1.18	1.34	1.34
0.65%	—	—	—	—	—
0.90%	1.26	1.16	1.16	1.32	1.32

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	$1.20	$—	$1.09	$—	$—
0.30%	1.17	1.17	1.08	1.08	1.39
0.45%	1.41	1.42	1.26	1.26	2.66
0.65%	—	—	—	—	—
0.90%	1.39	1.39	1.24	1.24	2.49

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.30%	1.27	1.37	1.25	1.39	1.26
0.45%	2.20	2.62	2.51	2.85	1.75
0.65%	—	—	—	—	—
0.90%	1.13	1.77	2.18	3.06	1.71

				WF Adv VT	WF Adv VT
				Opp,	Sm Cap Gro,
Subaccount				Cl 2	Cl 2

0.00%				$1.39	$1.49
0.30%				1.34	1.49
0.45%				2.71	3.29
0.65%				—	—
0.90%				2.24	2.78

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	—	—	109,250	—	—
0.30%	511,289	984,364	50,820	—	—
0.45%	2,016,633	6,438,710	463,809	5,128,358	18,191,697
0.65%	—	—	—	—	—
0.90%	10,318,074	22,379,234	1,820,438	4,483,454	8,658,927

Total	12,845,996	29,802,308	2,444,317	9,611,812	26,850,624

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  57

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	112,216	—	—	—
0.30%	5,611	71,587	344,761	1,273,354	2,549,898
0.45%	1,783,392	11,737,585	25,459,736	28,416,085	35,177,088
0.65%	—	5,116,328	864,519	955,018	—
0.90%	2,812,441	89,330,605	30,566,353	42,490,898	65,638,222

Total	4,601,444	106,368,321	57,235,369	73,135,355	103,365,208

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	—	—	—	115,889	—
0.30%	679,297	615,534	1,030,518	66,248	279,501
0.45%	7,932,144	9,589,636	10,532,623	2,427,652	3,062,609
0.65%	—	—	—	—	—
0.90%	12,283,664	11,409,542	18,206,162	6,552,136	6,991,968

Total	20,895,105	21,614,712	29,769,303	9,161,925	10,334,078

				Col VP	Col VP
	Col VP	Col VP	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	—	—	—	—
0.30%	406,380	407,807	927,299	321,153	74,539
0.45%	10,977,525	7,774,056	34,061,865	2,536,500	1,245,002
0.65%	—	—	1,604,118	—	—
0.90%	61,567,058	35,013,242	179,302,083	4,159,719	5,834,409

Total	72,950,963	43,195,105	215,895,365	7,017,372	7,153,950

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	135,711	—	—	—	—
0.30%	1,051,047	101,530	238,719	1,297,829	232,191
0.45%	9,636,839	1,439,735	2,834,168	10,234,425	4,005,612
0.65%	—	—	—	574,857	—
0.90%	19,950,661	4,451,135	4,518,575	12,859,647	8,799,829

Total	30,774,258	5,992,400	7,591,462	24,966,758	13,037,632

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	—	660,223	—	—	—
0.30%	498,609	1,229,285	—	—	—
0.45%	8,493,503	12,692,138	14,747,339	31,024,447	6,599,003
0.65%	—	—	—	—	—
0.90%	17,669,467	38,402,738	11,869,348	12,095,685	5,516,607

Total	26,661,579	52,984,384	26,616,687	43,120,132	12,115,610

58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	—	99,455	60,700	—	—
0.30%	669,972	353,626	344,538	1,071,578	—
0.45%	9,262,137	5,135,731	2,229,834	16,888,027	1,492,490
0.65%	—	—	—	—	—
0.90%	12,815,955	7,140,619	9,390,154	15,601,537	750,091

Total	22,748,064	12,729,431	12,025,226	33,561,142	2,242,581

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	—	—	—	—	—
0.30%	308,545	—	142,533	—	171,630
0.45%	6,672,530	5,642,613	1,337,527	25,085,208	2,176,214
0.65%	—	—	—	—	—
0.90%	17,189,764	2,461,628	4,078,438	29,906,979	3,835,021

Total	24,170,839	8,104,241	5,558,498	54,992,187	6,182,865

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	—	—	—	—	—
0.30%	194,697	34,329	67,994	—	53,146
0.45%	5,610,350	3,252,194	773,371	2,757,721	2,347,726
0.65%	—	—	—	—	—
0.90%	8,582,409	2,235,585	2,806,156	2,272,727	7,455,778

Total	14,387,456	5,522,108	3,647,521	5,030,448	9,856,650

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	26,149	—	—	—	237,359
0.30%	126,783	478,573	265,206	315,454	359,164
0.45%	1,186,750	13,907,916	6,092,461	4,432,623	3,645,325
0.65%	—	—	—	—	—
0.90%	4,825,971	18,225,577	15,177,499	6,817,992	5,062,320

Total	6,165,653	32,612,066	21,535,166	11,566,069	9,304,168

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic Inc	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	VA,	Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	—	163,791	120,380	620	231,568
0.30%	128,761	74,023	173,835	658,830	62,998
0.45%	1,663,889	1,033,596	1,516,253	11,498,505	1,069,908
0.65%	—	—	—	—	—
0.90%	7,597,863	3,471,981	4,899,284	25,071,955	4,427,102

Total	9,390,513	4,743,391	6,709,752	37,229,910	5,791,576

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	222,205	—	—	—	—
0.30%	584,859	66,324	—	83,018	—
0.45%	7,831,948	1,502,448	2,969,027	540,793	16,871,821
0.65%	—	—	—	—	—
0.90%	14,578,712	2,949,290	1,504,078	1,391,093	26,097,495

Total	23,217,724	4,518,062	4,473,105	2,014,904	42,969,316

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  59

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	—	—	—	8,410,867	—
0.30%	810	—	—	1,086,387	6,695,268
0.45%	3,558,300	13,734,490	12,761,722	27,015,693	59,049,812
0.65%	—	—	—	—	—
0.90%	913,683	4,563,164	5,217,748	53,607,862	164,918,354

Total	4,472,793	18,297,654	17,979,470	90,120,809	230,663,434

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	—	487,240	—	12,991,782	—
0.30%	150,828	306,322	8,054	2,350,590	9,366,428
0.45%	4,026,921	4,151,434	8,655,298	69,357,006	153,922,532
0.65%	—	—	—	—	—
0.90%	6,950,685	10,930,932	20,019,246	147,554,380	390,244,807

Total	11,128,434	15,875,928	28,682,598	232,253,758	553,533,767

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	24,761,699	—	1,375,401	—	—
0.30%	3,817,275	14,700,043	242,748	1,252,036	688,139
0.45%	69,806,630	188,026,284	15,910,282	28,056,390	1,537,236
0.65%	—	—	—	—	—
0.90%	175,006,521	594,658,942	33,875,418	61,907,977	5,183,474

Total	273,392,125	797,385,269	51,403,849	91,216,403	7,408,849

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	—	—	—	—	—
0.30%	74,010	30,576	1,117,118	1,431,664	51,896
0.45%	912,879	440,674	15,193,716	14,050,207	8,389,228
0.65%	—	—	—	—	—
0.90%	3,130,134	1,033,378	28,058,965	21,604,558	4,798,270

Total	4,117,023	1,504,628	44,369,799	37,086,429	13,239,394

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	21,001	223,427
0.30%	301,084	164,000
0.45%	1,985,889	1,351,575
0.65%	—	—
0.90%	5,058,649	3,846,632

Total	7,366,623	5,585,634

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$150,704	$—	$—
0.30%	688,426	1,281,520	70,259	—	—
0.45%	4,680,306	11,548,227	1,112,308	10,968,024	40,137,428
0.65%	—	—	—	—	—
0.90%	18,564,402	37,168,113	2,559,350	5,318,109	20,743,739

Total	$23,933,134	$49,997,860	$3,892,621	$16,286,133	$60,881,167

60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$140,091	$—	$—	$—
0.30%	6,707	87,123	343,601	1,239,804	3,238,182
0.45%	3,434,105	24,192,135	24,938,410	38,398,921	77,681,761
0.65%	—	8,801,840	940,684	1,357,670	—
0.90%	3,986,900	131,671,824	34,303,671	73,417,572	141,934,179

Total	$7,427,712	$164,893,013	$60,526,366	$114,413,967	$222,854,122

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$—	$—	$—	$127,308	$—
0.30%	705,591	569,012	1,115,645	59,762	299,066
0.45%	16,919,905	11,750,715	22,412,762	2,186,410	5,866,885
0.65%	—	—	—	—	—
0.90%	30,733,163	20,898,528	41,035,804	5,882,273	12,110,201

Total	$48,358,659	$33,218,255	$64,564,211	$8,255,753	$18,276,152

				Col VP	Col VP
	Col VP	Col VP	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.30%	518,991	533,338	1,229,647	424,261	104,880
0.45%	22,131,716	19,570,507	86,708,673	6,756,368	3,393,298
0.65%	—	—	2,736,796	—	—
0.90%	71,613,943	27,115,265	201,356,781	7,633,608	10,358,423

Total	$94,264,650	$47,219,110	$292,031,897	$14,814,237	$13,856,601

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$182,198	$—	$—	$—	$—
0.30%	1,385,466	142,715	368,145	1,271,644	202,231
0.45%	22,972,354	3,813,274	8,611,456	10,949,956	4,460,014
0.65%	—	—	—	647,182	—
0.90%	27,390,450	7,440,993	10,619,617	16,788,632	6,636,134

Total	$51,930,468	$11,396,982	$19,599,218	$29,657,414	$11,298,379

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$883,190	$—	$—	$—
0.30%	519,403	1,611,776	—	—	—
0.45%	14,141,515	31,666,059	37,022,833	80,527,396	13,688,794
0.65%	—	—	—	—	—
0.90%	21,553,337	52,825,725	19,262,217	44,519,144	7,571,991

Total	$36,214,255	$86,986,750	$56,285,050	$125,046,540	$21,260,785

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  61

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	Sm Cap Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$152,377	$80,233	$—	$—
0.30%	717,845	504,696	444,743	1,450,672	—
0.45%	18,549,896	14,521,421	4,699,029	43,214,433	4,226,242
0.65%	—	—	—	—	—
0.90%	28,741,960	26,038,987	17,171,320	59,956,487	1,718,089

Total	$48,009,701	$41,217,481	$22,395,325	$104,621,592	$5,944,331

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	$—	$—	$—	$—	$—
0.30%	424,922	—	195,333	—	225,909
0.45%	15,946,871	7,651,691	3,451,172	54,836,084	3,087,758
0.65%	—	—	—	—	—
0.90%	23,669,582	3,313,517	5,316,965	80,229,426	5,376,703

Total	$40,041,375	$10,965,208	$8,963,470	$135,065,510	$8,690,370

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	$—	$—	$—	$—	$—
0.30%	237,697	47,722	87,276	—	73,841
0.45%	11,428,217	4,345,874	2,007,848	7,918,653	6,938,338
0.65%	—	—	—	—	—
0.90%	9,698,062	2,965,126	4,524,845	2,559,793	6,135,640

Total	$21,363,976	$7,358,722	$6,619,969	$10,478,446	$13,147,819

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$34,683	$—	$—	$—	$299,500
0.30%	167,306	589,365	351,602	448,702	434,238
0.45%	2,750,554	28,051,881	15,045,845	16,011,495	8,085,806
0.65%	—	—	—	—	—
0.90%	6,449,568	28,512,243	16,824,973	13,324,374	18,919,429

Total	$9,402,111	$57,153,489	$32,222,420	$29,784,571	$27,738,973

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	$—	$235,557	$168,492	$701	$341,331
0.30%	138,591	104,966	230,118	665,805	91,205
0.45%	3,943,711	3,112,932	3,687,157	17,532,818	3,202,757
0.65%	—	—	—	—	—
0.90%	7,215,044	5,475,804	8,305,022	36,162,568	8,304,437

Total	$11,297,346	$8,929,259	$12,390,789	$54,361,892	$11,939,730

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$230,604	$—	$—	$—	$—
0.30%	596,425	94,127	—	110,945	—
0.45%	12,841,747	3,271,163	6,075,732	1,074,934	41,748,537
0.65%	—	—	—	—	—
0.90%	19,643,810	6,181,575	3,279,732	2,365,499	56,821,630

Total	$33,312,586	$9,546,865	$9,355,464	$3,551,378	$98,570,167

62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$10,527,550	$—
0.30%	1,269	—	—	1,329,598	8,198,349
0.45%	6,007,835	34,057,283	26,933,475	39,913,378	87,358,183
0.65%	—	—	—	—	—
0.90%	1,520,192	16,739,319	14,292,293	77,869,133	239,870,182

Total	$7,529,296	$50,796,602	$41,225,768	$129,639,659	$335,426,714

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$511,494	$—	$14,880,588	$—
0.30%	144,051	317,148	8,343	2,643,018	10,529,494
0.45%	4,867,720	4,908,417	10,224,937	92,987,762	206,669,576
0.65%	—	—	—	—	—
0.90%	8,734,118	12,705,821	23,250,445	194,489,164	515,136,612

Total	$13,745,889	$18,442,880	$33,483,725	$305,000,532	$732,335,682

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	$29,676,875	$—	$1,504,945	$—	$—
0.30%	4,480,663	17,250,488	261,563	1,348,807	954,995
0.45%	98,670,719	266,141,553	20,000,774	35,352,812	4,092,406
0.65%	—	—	—	—	—
0.90%	243,199,715	827,550,437	41,866,261	76,691,873	12,903,437

Total	$376,027,972	$1,110,942,478	$63,633,543	$113,393,492	$17,950,838

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.30%	93,907	41,878	1,400,293	1,985,918	65,358
0.45%	2,005,772	1,152,454	38,195,884	40,070,932	14,687,637
0.65%	—	—	—	—	—
0.90%	3,549,825	1,831,057	61,108,259	66,119,337	8,218,108

Total	$5,649,504	$3,025,389	$100,704,436	$108,176,187	$22,971,103

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	$29,176	$333,536
0.30%	404,247	243,936
0.45%	5,382,682	4,446,362
0.65%	—	—
0.90%	11,337,564	10,689,308

Total	$17,153,669	$15,713,142

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  63

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Gro & Inc, Cl B
2013	12,846	$1.35 to $1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00 to $1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(12)	to	16.19%
2011	13,733	$1.48 to $1.16	$16,063	1.09%	0.45%	to	0.90%	5.60%		to	5.12%
2010	13,657	$1.41 to $1.10	$15,125	—	0.45%	to	0.90%	12.29%		to	11.79%
2009	14,661	$1.25 to $0.99	$14,488	3.57%	0.45%	to	0.90%	23.96	%(5)	to	19.27%

AB VPS Intl Val, Cl B
2013	29,802	$1.30 to $1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06 to $1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(12)	to	13.17%
2011	34,962	$1.29 to $1.21	$42,487	3.82%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	38,470	$1.61 to $1.51	$58,348	2.39%	0.45%	to	0.90%	3.83%		to	3.37%
2009	73,279	$1.55 to $1.46	$107,297	1.11%	0.45%	to	0.90%	56.91	%(5)	to	33.15%

AB VPS Lg Cap Gro, Cl B
2013	2,444	$1.38 to $1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01 to $1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(11)	to	15.08%
2011	2,719	$1.52 to $0.90	$2,716	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	1,958	$1.58 to $0.94	$1,998	0.27%	0.45%	to	0.90%	9.34%		to	8.85%
2009	2,053	$1.44 to $0.86	$1,793	—	0.45%	to	0.90%	42.62	%(5)	to	35.88%

AC VP Intl, Cl I
2013	9,612	$2.14 to $1.19	$16,286	1.68%	0.45%	to	0.90%	21.86%		to	21.31%
2012	10,268	$1.76 to $0.98	$14,004	0.87%	0.45%	to	0.90%	20.62%		to	20.07%
2011	13,329	$1.46 to $0.81	$13,504	1.44%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	17,456	$1.66 to $0.93	$17,818	2.39%	0.45%	to	0.90%	12.78%		to	12.28%
2009	22,683	$1.47 to $0.83	$19,252	2.16%	0.45%	to	0.90%	48.72	%(5)	to	32.57%

AC VP Val, Cl I
2013	26,851	$2.21 to $2.40	$60,881	1.65%	0.45%	to	0.90%	31.14%		to	30.55%
2012	29,440	$1.68 to $1.84	$51,154	1.91%	0.45%	to	0.90%	14.06%		to	13.55%
2011	33,253	$1.48 to $1.62	$51,551	2.02%	0.45%	to	0.90%	0.56%		to	0.11%
2010	37,647	$1.47 to $1.61	$59,272	2.18%	0.45%	to	0.90%	12.91%		to	12.41%
2009	43,604	$1.30 to $1.44	$62,000	5.84%	0.45%	to	0.90%	29.91	%(5)	to	18.79%

Calvert VP SRI Bal
2013	4,601	$1.18 to $1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00 to $1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(12)	to	9.52%
2011	5,586	$1.49 to $1.11	$6,573	1.28%	0.45%	to	0.90%	4.10%		to	3.63%
2010	6,429	$1.43 to $1.07	$7,127	1.42%	0.45%	to	0.90%	11.60%		to	11.09%
2009	6,957	$1.28 to $0.96	$6,786	2.18%	0.45%	to	0.90%	27.63	%(5)	to	24.17%

Col VP Bal, Cl 3
2013	106,368	$1.25 to $1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03 to $1.22	$147,059	—	0.00%	to	0.90%	1.44	%(11)	to	13.23%
2011	129,362	$1.50 to $1.08	$145,354	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	148,964	$1.47 to $1.07	$163,497	—	0.45%	to	0.90%	12.03%		to	11.52%
2009	176,743	$1.31 to $0.96	$171,763	—	0.45%	to	0.90%	30.33	%(5)	to	23.11%

Col VP Cash Mgmt, Cl 3
2013	57,235	$1.00 to $1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00 to $1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(12)	to	(0.88%)
2011	73,316	$0.99 to $1.14	$80,169	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	65,651	$0.99 to $1.15	$74,131	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2009	78,440	$1.00 to $1.16	$90,667	0.07%	0.45%	to	0.90%	(0.30	%)(5)	to	(0.74%)

64  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Div Bond, Cl 3
2013	73,135	$0.97 to $1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00 to $1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(12)	to	6.59%
2011	91,587	$1.30 to $1.68	$144,170	4.50%	0.45%	to	0.90%	6.21%		to	5.72%
2010	102,662	$1.22 to $1.59	$156,837	3.82%	0.45%	to	0.90%	7.84%		to	7.35%
2009	261,434	$1.13 to $1.48	$381,120	4.02%	0.45%	to	0.90%	13.37	%(5)	to	13.40%

Col VP Divd Opp, Cl 3
2013	103,365	$1.27 to $2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01 to $1.72	$190,556	—	0.30%	to	0.90%	1.59	%(12)	to	12.96%
2011	126,361	$1.54 to $1.52	$193,142	—	0.45%	to	0.90%	(5.43)%		to	(5.86%)
2010	144,392	$1.63 to $1.62	$234,050	—	0.45%	to	0.90%	16.31%		to	15.78%
2009	261,045	$1.40 to $1.40	$365,134	—	0.45%	to	0.90%	39.18	%(5)	to	26.32%

Col VP Emer Mkts, Cl 3
2013	20,895	$1.04 to $2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06 to $2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(12)	to	19.50%
2011	23,396	$1.82 to $2.15	$48,289	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	25,524	$2.31 to $2.75	$68,363	1.51%	0.45%	to	0.90%	19.22%		to	18.68%
2009	39,714	$1.94 to $2.32	$91,267	0.36%	0.45%	to	0.90%	93.74	%(5)	to	72.52%

Col VP Global Bond, Cl 3
2013	21,615	$0.92 to $1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00 to $2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(12)	to	5.42%
2011	25,722	$1.26 to $1.90	$43,580	2.88%	0.45%	to	0.90%	4.32%		to	3.84%
2010	27,087	$1.21 to $1.83	$46,152	3.85%	0.45%	to	0.90%	6.11%		to	5.63%
2009	64,715	$1.14 to $1.73	$109,653	1.82%	0.45%	to	0.90%	13.99	%(5)	to	10.38%

Col VP Hi Yield Bond, Cl 3
2013	29,769	$1.08 to $2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02 to $2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(12)	to	14.69%
2011	31,905	$1.75 to $1.87	$58,824	8.24%	0.45%	to	0.90%	5.21%		to	4.73%
2010	35,749	$1.66 to $1.79	$63,266	9.09%	0.45%	to	0.90%	13.45%		to	12.94%
2009	41,362	$1.47 to $1.58	$65,183	10.26%	0.45%	to	0.90%	48.28	%(5)	to	52.47%

Col VP Inc Opp, Cl 2
2013	9,162	$1.10 to $0.90	$8,256	8.61%	0.00%	to	0.90%	5.01%		to	0.89	%(13)
2012	0	$1.05 to $1.05	$0	—	0.00%	to	0.00%	3.16	%(11)	to	3.16	%(11)

Col VP Inc Opp, Cl 3
2013	10,334	$1.07 to $1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02 to $1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(12)	to	13.76%
2011	11,168	$1.60 to $1.46	$16,655	9.12%	0.45%	to	0.90%	5.79%		to	5.31%
2010	10,733	$1.52 to $1.39	$15,073	3.72%	0.45%	to	0.90%	12.55%		to	12.03%
2009	79,575	$1.35 to $1.24	$98,987	4.93%	0.45%	to	0.90%	34.82	%(5)	to	41.12%

Col VP Intl Opp, Cl 3
2013	72,951	$1.28 to $1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05 to $0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(12)	to	16.64%
2011	93,912	$1.41 to $0.82	$84,058	1.34%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	110,255	$1.62 to $0.95	$111,451	1.43%	0.45%	to	0.90%	13.38%		to	12.87%
2009	136,197	$1.43 to $0.84	$117,038	1.56%	0.45%	to	0.90%	44.19	%(5)	to	26.40%

Col VP Lg Cap Gro, Cl 3
2013	43,195	$1.31 to $0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01 to $0.60	$40,678	—	0.30%	to	0.90%	1.88	%(12)	to	19.07%
2011	61,060	$1.62 to $0.50	$37,920	—	0.45%	to	0.90%	(3.66%)		to	(4.10%)
2010	76,325	$1.68 to $0.53	$44,431	—	0.45%	to	0.90%	16.64%		to	16.11%
2009	97,663	$1.44 to $0.45	$45,398	—	0.45%	to	0.90%	42.81	%(5)	to	35.76%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  65

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Lg Core Quan, Cl 3
2013	215,895	$1.33 to $1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00 to $0.85	$245,254	—	0.30%	to	0.90%	0.52	%(12)	to	12.84%
2011	282,660	$1.69 to $0.75	$242,319	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	336,117	$1.61 to $0.72	$262,784	—	0.45%	to	0.90%	16.81%		to	16.28%
2009	411,679	$1.38 to $0.62	$261,254	—	0.45%	to	0.90%	36.80	%(5)	to	23.04%

Col VP Mid Cap Gro Opp, Cl 3
2013	7,017	$1.32 to $1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01 to $1.41	$12,126	—	0.30%	to	0.90%	2.57	%(12)	to	10.26%
2011	8,628	$1.84 to $1.28	$12,265	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	10,047	$2.18 to $1.52	$16,099	—	0.45%	to	0.90%	25.72%		to	25.15%
2009	11,364	$1.73 to $1.22	$13,984	—	0.45%	to	0.90%	70.03	%(5)	to	61.94%

Col VP Mid Cap Val Opp, Cl 3
2013	7,154	$1.41 to $1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02 to $1.30	$9,228	—	0.30%	to	0.90%	3.62	%(12)	to	17.39%
2011	7,409	$1.69 to $1.11	$8,777	—	0.45%	to	0.90%	(8.90%)		to	(9.31%)
2010	8,268	$1.85 to $1.22	$10,456	—	0.45%	to	0.90%	21.97%		to	21.41%
2009	9,731	$1.52 to $1.01	$9,887	—	0.45%	to	0.90%	49.83	%(5)	to	39.68%

Col VP S&P 500, Cl 3
2013	30,774	$1.34 to $1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02 to $1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(11)	to	14.50%
2011	35,680	$1.58 to $0.92	$36,940	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	41,718	$1.56 to $0.91	$40,563	—	0.45%	to	0.90%	14.19%		to	13.67%
2009	49,544	$1.37 to $0.80	$40,715	—	0.45%	to	0.90%	36.77	%(5)	to	24.87%

Col VP Select Lg Cap Val, Cl 3
2013	5,992	$1.41 to $1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02 to $1.22	$4,432	—	0.30%	to	0.90%	3.13	%(12)	to	17.41%
2011	3,618	$1.64 to $1.04	$4,074	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	3,205	$1.67 to $1.07	$3,578	—	0.45%	to	0.90%	19.99%		to	19.44%
2009	1,542	$1.39 to $0.90	$1,401	—	0.45%	to	0.90%	37.30	%(5)	to	25.00%

Col VP Select Sm Cap Val, Cl 3
2013	7,591	$1.54 to $2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04 to $1.60	$13,193	—	0.30%	to	0.90%	5.93	%(12)	to	16.70%
2011	9,163	$1.75 to $1.37	$13,371	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	10,438	$1.93 to $1.51	$16,205	—	0.45%	to	0.90%	26.23%		to	25.66%
2009	12,054	$1.53 to $1.20	$14,607	—	0.45%	to	0.90%	52.13	%(5)	to	38.56%

Col VP US Govt Mtge, Cl 3
2013	24,967	$0.98 to $1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00 to $1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(12)	to	0.70%
2011	30,293	$1.08 to $1.33	$38,244	0.88%	0.45%	to	0.90%	0.93%		to	0.47%
2010	32,466	$1.07 to $1.33	$41,734	0.86%	0.45%	to	0.90%	2.54%		to	2.07%
2009	47,727	$1.05 to $1.30	$61,321	2.85%	0.45%	to	0.90%	4.67	%(5)	to	4.58%

CS Commodity Return
2013	13,038	$0.87 to $0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97 to $0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(12)	to	(2.98%)
2011	14,525	$1.28 to $0.87	$13,973	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	13,210	$1.47 to $1.01	$14,110	7.14%	0.45%	to	0.90%	16.14%		to	15.62%
2009	12,827	$1.27 to $0.87	$11,392	12.95%	0.45%	to	0.90%	23.31	%(5)	to	18.40%

66  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

EV VT Floating-Rate Inc
2013	26,662	$1.04 to $1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01 to $1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(12)	to	6.36%
2011	17,423	$1.51 to $1.11	$20,913	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	15,470	$1.48 to $1.10	$17,646	4.20%	0.45%	to	0.90%	8.63%		to	8.15%
2009	52,242	$1.36 to $1.01	$53,480	4.76%	0.45%	to	0.90%	35.92	%(5)	to	43.02%

Fid VIP Contrafund, Serv Cl 2
2013	52,984	$1.34 to $1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02 to $1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(11)	to	15.10%
2011	63,218	$1.66 to $0.92	$65,686	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	68,288	$1.71 to $0.96	$69,897	0.92%	0.45%	to	0.90%	16.40%		to	15.88%
2009	103,401	$1.47 to $0.82	$86,836	1.00%	0.45%	to	0.90%	45.16	%(5)	to	34.25%

Fid VIP Gro & Inc, Serv Cl
2013	26,617	$2.51 to $1.62	$56,285	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	29,724	$1.89 to $1.23	$46,421	2.10%	0.45%	to	0.90%	17.87%		to	17.34%
2011	36,967	$1.60 to $1.05	$44,856	1.61%	0.45%	to	0.90%	1.12%		to	0.67%
2010	47,523	$1.59 to $1.04	$52,588	0.58%	0.45%	to	0.90%	14.15%		to	13.63%
2009	61,093	$1.39 to $0.91	$56,898	0.95%	0.45%	to	0.90%	37.33	%(5)	to	26.02%

Fid VIP Mid Cap, Serv Cl
2013	43,120	$2.60 to $3.68	$125,047	0.40%	0.45%	to	0.90%	35.45%		to	34.84%
2012	48,485	$1.92 to $2.73	$105,336	0.49%	0.45%	to	0.90%	14.23%		to	13.72%
2011	55,279	$1.68 to $2.40	$111,708	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	60,854	$1.89 to $2.71	$150,388	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
2009	76,756	$1.47 to $2.13	$158,795	0.57%	0.45%	to	0.90%	47.47	%(5)	to	38.76%

Fid VIP Overseas, Serv Cl
2013	12,116	$2.07 to $1.37	$21,261	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	13,537	$1.60 to $1.06	$18,014	1.77%	0.45%	to	0.90%	20.00%		to	19.46%
2011	17,277	$1.33 to $0.89	$17,923	1.22%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	22,371	$1.62 to $1.08	$26,000	1.24%	0.45%	to	0.90%	12.48%		to	11.98%
2009	28,806	$1.44 to $0.97	$28,364	1.93%	0.45%	to	0.90%	45.20	%(5)	to	25.31%

FTVIPT Frank Global Real Est, Cl 2
2013	22,748	$1.07 to $2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05 to $2.21	$49,524	—	0.30%	to	0.90%	4.34	%(12)	to	26.27%
2011	24,298	$1.55 to $1.75	$41,430	7.82%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	26,140	$1.65 to $1.87	$48,225	2.86%	0.45%	to	0.90%	20.43%		to	19.89%
2009	28,729	$1.37 to $1.56	$44,681	12.93%	0.45%	to	0.90%	36.46	%(5)	to	18.02%

FTVIPT Frank Sm Cap Val, Cl 2
2013	12,729	$1.53 to $3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12 to $2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(11)	to	17.32%
2011	14,868	$1.77 to $2.30	$32,212	0.70%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	16,486	$1.85 to $2.41	$38,444	0.76%	0.45%	to	0.90%	27.65%		to	27.07%
2009	18,333	$1.45 to $1.90	$34,435	1.67%	0.45%	to	0.90%	44.49	%(5)	to	28.00%

FTVIPT Frank Mutual Shares, Cl 2
2013	12,025	$1.32 to $1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03 to $1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(11)	to	13.22%
2011	13,997	$1.45 to $1.27	$18,021	2.33%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	15,207	$1.47 to $1.30	$19,858	1.58%	0.45%	to	0.90%	10.69%		to	10.20%
2009	15,242	$1.33 to $1.18	$17,966	1.96%	0.45%	to	0.90%	32.61	%(5)	to	24.92%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  67

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

GS VIT Mid Cap Val, Inst
2013	33,561	$1.35 to $3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02 to $2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(12)	to	17.40%
2011	37,702	$1.64 to $2.49	$83,147	0.73%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	40,967	$1.76 to $2.68	$102,337	0.59%	0.45%	to	0.90%	24.44%		to	23.88%
2009	59,940	$1.41 to $2.16	$126,835	1.80%	0.45%	to	0.90%	40.55	%(5)	to	31.96%

GS VIT Sm Cap Eq Insights, Inst
2013	2,243	$2.83 to $2.29	$5,944	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	2,661	$2.10 to $1.70	$5,145	1.15%	0.45%	to	0.90%	12.32%		to	11.82%
2011	3,052	$1.87 to $1.52	$5,072	0.80%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	3,540	$1.86 to $1.53	$5,595	0.54%	0.45%	to	0.90%	29.53%		to	28.95%
2009	4,291	$1.44 to $1.18	$5,123	1.17%	0.45%	to	0.90%	43.13	%(5)	to	26.53%

GS VIT U.S. Eq Insights, Inst
2013	24,171	$1.38 to $1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00 to $1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(12)	to	13.43%
2011	31,288	$1.53 to $0.89	$31,252	1.66%	0.45%	to	0.90%	3.58%		to	3.12%
2010	38,294	$1.48 to $0.86	$34,968	1.43%	0.45%	to	0.90%	12.34%		to	11.83%
2009	46,494	$1.32 to $0.77	$36,441	1.97%	0.45%	to	0.90%	30.78	%(5)	to	20.06%

Invesco VI Am Fran, Ser I
2013	8,104	$1.36 to $1.35	$10,965	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	8,702	$0.97 to $0.97	$8,451	—	0.45%	to	0.90%	(2.80	%)(10)	to	(3.09	%)(10)

Invesco VI Comstock, Ser II
2013	5,558	$1.37 to $1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01 to $0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(12)	to	17.85%
2011	5,384	$1.61 to $0.82	$5,027	1.35%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	5,365	$1.66 to $0.85	$4,922	0.32%	0.45%	to	0.90%	15.18%		to	14.66%
2009	60,211	$1.44 to $0.74	$45,309	4.57%	0.45%	to	0.90%	43.00	%(5)	to	27.26%

Invesco VI Core Eq, Ser I
2013	54,992	$2.19 to $2.68	$135,066	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	61,579	$1.70 to $2.09	$118,026	0.95%	0.45%	to	0.90%	13.37%		to	12.86%
2011	70,101	$1.50 to $1.86	$119,931	0.94%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	80,287	$1.51 to $1.87	$141,302	0.95%	0.45%	to	0.90%	9.06%		to	8.57%
2009	92,897	$1.38 to $1.73	$156,013	1.78%	0.45%	to	0.90%	37.81	%(5)	to	27.15%

Invesco VI Div Divd, Ser I
2013	6,183	$1.32 to $1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01 to $1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(12)	to	17.66%
2011	4,067	$0.92 to $0.92	$3,734	—	0.45%	to	0.90%	(7.97	%)(9)	to	(8.25	%)(9)

Invesco VI Intl Gro, Ser II
2013	14,387	$1.22 to $1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03 to $0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(12)	to	14.22%
2011	14,797	$1.50 to $0.84	$15,341	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	17,457	$1.62 to $0.91	$17,730	0.61%	0.45%	to	0.90%	12.10%		to	11.60%
2009	131,264	$1.45 to $0.82	$109,055	1.90%	0.45%	to	0.90%	44.73	%(5)	to	33.70%

Invesco VI Mid Cap Gro, Ser I
2013	5,522	$1.39 to $1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02 to $0.98	$5,712	—	0.30%	to	0.90%	3.11	%(12)	to	(2.32	%)(10)

Invesco VI Tech, Ser I
2013	3,648	$1.28 to $1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03 to $1.30	$5,190	—	0.30%	to	0.90%	4.41	%(12)	to	10.28%
2011	3,838	$1.88 to $1.18	$4,858	0.19%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	3,602	$1.99 to $1.25	$4,712	—	0.45%	to	0.90%	20.76%		to	20.22%
2009	3,266	$1.65 to $1.04	$3,444	—	0.45%	to	0.90%	61.95	%(5)	to	55.99%

68  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Enterprise, Serv
2013	5,030	$2.87 to $1.13	$10,478	0.36%	0.45%	to	0.90%	31.45%		to	30.86%
2012	5,888	$2.18 to $0.86	$9,019	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	6,797	$1.88 to $0.74	$8,297	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	10,700	$1.92 to $0.76	$10,448	—	0.45%	to	0.90%	24.96%		to	24.40%
2009	16,061	$1.53 to $0.61	$10,229	—	0.45%	to	0.90%	52.61	%(5)	to	43.15%

Janus Aspen Global Tech, Serv
2013	9,857	$1.39 to $0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03 to $0.61	$10,291	—	0.30%	to	0.90%	4.53	%(12)	to	18.08%
2011	13,225	$1.85 to $0.52	$9,854	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	18,070	$2.03 to $0.57	$12,647	—	0.45%	to	0.90%	23.84%		to	23.28%
2009	22,231	$1.64 to $0.47	$10,743	—	0.45%	to	0.90%	62.40	%(5)	to	55.49%

Janus Aspen Janus, Serv
2013	6,166	$1.33 to $1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02 to $1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(11)	to	17.22%
2011	7,908	$1.52 to $0.88	$7,628	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	9,896	$1.62 to $0.95	$9,945	0.07%	0.45%	to	0.90%	13.75%		to	13.23%
2009	134,461	$1.42 to $0.83	$113,948	0.40%	0.45%	to	0.90%	40.49	%(5)	to	34.79%

Janus Aspen Overseas, Serv
2013	32,612	$1.23 to $1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08 to $1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(12)	to	12.16%
2011	47,186	$1.57 to $1.23	$62,698	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	58,040	$2.34 to $1.84	$110,729	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
2009	66,841	$1.88 to $1.48	$100,208	0.41%	0.45%	to	0.90%	85.75	%(5)	to	77.47%

MFS Inv Gro Stock, Serv Cl
2013	21,535	$1.33 to $1.11	$32,222	0.42%	0.30%	to	0.90%	29.66%		to	28.89%
2012	25,357	$1.02 to $0.86	$27,772	0.22%	0.30%	to	0.90%	3.15	%(12)	to	15.63%
2011	29,144	$1.64 to $0.74	$25,873	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	33,574	$1.64 to $0.75	$27,281	0.63%	0.45%	to	0.90%	11.65%		to	11.15%
2009	226,867	$1.47 to $0.67	$155,671	0.12%	0.45%	to	0.90%	46.08	%(5)	to	37.85%

MFS New Dis, Serv Cl
2013	11,566	$1.42 to $1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01 to $1.40	$22,216	—	0.30%	to	0.90%	3.25	%(12)	to	19.81%
2011	14,969	$2.13 to $1.17	$20,606	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	15,964	$2.40 to $1.31	$22,592	—	0.45%	to	0.90%	35.33%		to	34.72%
2009	18,411	$1.77 to $0.98	$18,295	—	0.45%	to	0.90%	75.37	%(5)	to	61.46%

MFS Utilities, Serv Cl
2013	9,304	$1.26 to $3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05 to $3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(11)	to	12.20%
2011	9,201	$1.64 to $2.80	$22,794	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	7,881	$1.55 to $2.65	$19,533	3.00%	0.45%	to	0.90%	13.00%		to	12.49%
2009	7,666	$1.37 to $2.35	$17,698	4.64%	0.45%	to	0.90%	35.47	%(5)	to	31.68%

MS UIF Global Real Est, Cl II
2013	9,391	$1.08 to $0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05 to $0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(12)	to	28.78%
2011	9,999	$1.79 to $0.73	$8,639	3.38%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	9,500	$2.00 to $0.81	$8,518	5.49%	0.45%	to	0.90%	21.77%		to	21.22%
2009	34,566	$1.65 to $0.67	$23,757	0.02%	0.45%	to	0.90%	63.94	%(5)	to	40.15%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  69

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MS UIF Mid Cap Gro, Cl II
2013	4,743	$1.44 to $1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05 to $1.16	$7,767	—	0.00%	to	0.90%	0.57	%(11)	to	7.51%
2011	7,498	$2.04 to $1.08	$9,144	0.25%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	6,126	$2.20 to $1.17	$7,631	—	0.45%	to	0.90%	31.68%		to	31.09%
2009	4,621	$1.67 to $0.89	$4,215	—	0.45%	to	0.90%	65.91	%(5)	to	55.95%

Oppen Global VA, Serv
2013	6,710	$1.40 to $1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10 to $1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(11)	to	19.86%
2011	5,562	$1.60 to $1.12	$6,607	0.99%	0.45%	to	0.90%	(8.94%)		to	(9.35%)
2010	5,073	$1.75 to $1.24	$6,458	1.13%	0.45%	to	0.90%	15.18%		to	14.67%
2009	4,323	$1.52 to $1.08	$4,703	1.74%	0.45%	to	0.90%	52.47	%(5)	to	38.11%

Oppen Global Strategic Inc VA, Srv
2013	37,230	$1.01 to $1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(14)	to	(1.26%)
2012	42,610	$1.02 to $1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(12)	to	12.13%
2011	43,973	$1.36 to $1.30	$57,862	2.81%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	46,147	$1.36 to $1.31	$60,600	14.17%	0.45%	to	0.90%	14.26%		to	13.74%
2009	134,754	$1.19 to $1.15	$154,953	0.23%	0.45%	to	0.90%	19.74	%(5)	to	17.35%

Oppen Main St Sm Cap VA, Serv
2013	5,792	$1.47 to $1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05 to $1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(11)	to	16.61%
2011	4,516	$1.83 to $1.15	$5,507	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	5,116	$1.88 to $1.19	$6,285	0.42%	0.45%	to	0.90%	22.50%		to	21.95%
2009	5,750	$1.53 to $0.98	$5,677	0.56%	0.45%	to	0.90%	52.02	%(5)	to	35.66%

PIMCO VIT All Asset, Advisor Cl
2013	23,218	$1.04 to $1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04 to $1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(11)	to	13.78%
2011	22,417	$1.44 to $1.19	$28,097	7.70%	0.45%	to	0.90%	1.47%		to	1.01%
2010	19,732	$1.42 to $1.18	$24,033	5.50%	0.45%	to	0.90%	12.50%		to	11.99%
2009	84,798	$1.26 to $1.06	$90,030	7.16%	0.45%	to	0.90%	25.97	%(5)	to	20.34%

Put VT Global Hlth Care, Cl IB
2013	4,518	$1.42 to $2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00 to $1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(12)	to	21.17%
2011	2,876	$1.27 to $1.23	$3,558	3.35%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	2,757	$1.29 to $1.26	$3,473	1.93%	0.45%	to	0.90%	2.01%		to	1.55%
2009	2,891	$1.26 to $1.24	$3,583	11.39%	0.45%	to	0.90%	26.74	%(5)	to	24.87%

Put VT Hi Yield, Cl IB
2013	4,473	$2.05 to $2.18	$9,355	6.90%	0.45%	to	0.90%	7.37%		to	6.89%
2012	4,877	$1.91 to $2.04	$9,535	7.77%	0.45%	to	0.90%	15.49%		to	14.96%
2011	5,522	$1.65 to $1.77	$9,475	7.89%	0.45%	to	0.90%	1.30%		to	0.84%
2010	6,266	$1.63 to $1.76	$10,797	7.55%	0.45%	to	0.90%	13.53%		to	13.02%
2009	7,314	$1.43 to $1.56	$11,301	10.52%	0.45%	to	0.90%	43.77	%(5)	to	48.84%

Put VT Intl Eq, Cl IB
2013	2,015	$1.34 to $1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05 to $1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(12)	to	20.82%
2011	1,936	$1.28 to $1.11	$2,154	3.31%	0.45%	to	0.90%	(17.31%)		to	(17.68%)
2010	2,005	$1.55 to $1.35	$2,706	3.59%	0.45%	to	0.90%	9.53%		to	9.04%
2009	2,172	$1.42 to $1.24	$2,685	—	0.45%	to	0.90%	42.55	%(5)	to	23.52%

70  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IA
2013	42,969	$2.47 to $2.18	$98,570	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	47,458	$1.82 to $1.61	$80,124	0.51%	0.45%	to	0.90%	16.56%		to	16.04%
2011	53,820	$1.56 to $1.38	$77,906	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	61,833	$1.65 to $1.47	$93,918	0.59%	0.45%	to	0.90%	19.33%		to	18.80%
2009	73,635	$1.38 to $1.24	$92,082	0.69%	0.45%	to	0.90%	37.02	%(5)	to	31.30%

Put VT Multi-Cap Gro, Cl IB
2013	4,473	$1.39 to $1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02 to $1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(12)	to	15.71%
2011	5,328	$1.07 to $1.06	$5,687	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	6,077	$1.13 to $1.13	$6,872	—	0.45%	to	0.90%	13.18	%(8)	to	13.04	%(8)

Royce Micro-Cap, Invest Cl
2013	18,298	$2.48 to $3.67	$50,797	0.51%	0.45%	to	0.90%	20.44%		to	19.90%
2012	21,116	$2.06 to $3.06	$49,568	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	23,540	$1.92 to $2.87	$55,900	2.25%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	25,122	$2.20 to $3.29	$74,488	1.84%	0.45%	to	0.90%	29.38%		to	28.80%
2009	27,157	$1.70 to $2.56	$67,146	—	0.45%	to	0.90%	69.16	%(5)	to	56.63%

Third Ave Val
2013	17,979	$2.11 to $2.74	$41,226	3.33%	0.45%	to	0.90%	18.43%		to	17.90%
2012	19,959	$1.78 to $2.32	$39,059	0.87%	0.45%	to	0.90%	26.76%		to	26.19%
2011	22,778	$1.41 to $1.84	$36,904	1.73%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	25,505	$1.79 to $2.36	$56,514	3.86%	0.45%	to	0.90%	13.55%		to	13.04%
2009	29,475	$1.58 to $2.09	$60,287	—	0.45%	to	0.90%	55.77	%(5)	to	44.05%

VP Aggr, Cl 2
2013	90,121	$1.25 to $1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04 to $1.21	$76,361	—	0.00%	to	0.90%	1.55	%(11)	to	12.68%
2011	52,490	$1.09 to $1.08	$56,645	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	22,567	$1.13 to $1.12	$25,328	—	0.45%	to	0.90%	13.71	%(7)	to	13.37	%(7)

VP Aggr, Cl 4
2013	230,663	$1.22 to $1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02 to $1.22	$255,690	—	0.30%	to	0.90%	2.50	%(12)	to	12.66%
2011	227,782	$1.09 to $1.08	$246,147	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	228,671	$1.13 to $1.12	$256,613	—	0.45%	to	0.90%	13.71	%(7)	to	13.37	%(7)

VP BR Gl Infl Prot Sec, Cl 3
2013	11,128	$0.95 to $1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01 to $1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(12)	to	4.66%
2011	15,016	$1.22 to $1.28	$19,013	7.19%	0.45%	to	0.90%	9.54%		to	9.04%
2010	13,966	$1.12 to $1.18	$16,290	0.75%	0.45%	to	0.90%	3.67%		to	3.19%
2009	106,344	$1.08 to $1.14	$120,881	9.70%	0.45%	to	0.90%	8.14	%(5)	to	5.88%

VP Conserv, Cl 2
2013	15,876	$1.05 to $1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02 to $1.14	$26,668	—	0.00%	to	0.90%	1.22	%(11)	to	6.30%
2011	15,302	$1.08 to $1.07	$16,391	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	3,952	$1.05 to $1.05	$4,132	—	0.45%	to	0.90%	5.63	%(7)	to	5.32	%(7)

VP Conserv, Cl 4
2013	28,683	$1.03 to $1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01 to $1.14	$57,008	—	0.30%	to	0.90%	0.82	%(12)	to	6.30%
2011	43,642	$1.08 to $1.07	$46,745	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	26,842	$1.05 to $1.05	$28,076	—	0.45%	to	0.90%	5.63	%(7)	to	5.32	%(7)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  71

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod, Cl 2
2013	232,254	$1.15 to $1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03 to $1.19	$252,677	—	0.00%	to	0.90%	1.49	%(11)	to	9.87%
2011	153,549	$1.10 to $1.09	$167,217	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	59,979	$1.10 to $1.09	$65,642	—	0.45%	to	0.90%	9.89	%(7)	to	9.56	%(7)

VP Mod, Cl 4
2013	553,534	$1.12 to $1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01 to $1.20	$707,076	—	0.30%	to	0.90%	1.70	%(12)	to	9.86%
2011	586,390	$1.10 to $1.09	$639,064	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	590,926	$1.10 to $1.09	$646,723	—	0.45%	to	0.90%	9.89	%(7)	to	9.56	%(7)

VP Mod Aggr, Cl 2
2013	273,392	$1.20 to $1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03 to $1.21	$244,952	—	0.00%	to	0.90%	1.48	%(11)	to	11.23%
2011	159,796	$1.09 to $1.09	$173,838	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	62,032	$1.12 to $1.11	$68,999	—	0.45%	to	0.90%	11.69	%(7)	to	11.35	%(7)

VP Mod Aggr, Cl 4
2013	797,385	$1.17 to $1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01 to $1.21	$967,114	—	0.30%	to	0.90%	2.09	%(12)	to	11.20%
2011	847,281	$1.10 to $1.09	$923,094	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	859,921	$1.12 to $1.11	$957,297	—	0.45%	to	0.90%	11.79	%(7)	to	11.45	%(7)

VP Mod Conserv, Cl 2
2013	51,404	$1.09 to $1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02 to $1.16	$66,316	—	0.00%	to	0.90%	1.27	%(11)	to	7.77%
2011	41,194	$1.09 to $1.08	$44,571	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	13,163	$1.07 to $1.07	$14,090	—	0.45%	to	0.90%	7.50	%(7)	to	7.17	%(7)

VP Mod Conserv, Cl 4
2013	91,216	$1.08 to $1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01 to $1.17	$146,277	—	0.30%	to	0.90%	1.22	%(12)	to	7.84%
2011	111,222	$1.09 to $1.08	$120,576	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	101,588	$1.07 to $1.07	$108,871	—	0.45%	to	0.90%	7.60	%(7)	to	7.27	%(7)

VP Ptnrs Sm Cap Val, Cl 3
2013	7,409	$1.39 to $2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03 to $1.86	$15,519	—	0.30%	to	0.90%	4.56	%(12)	to	12.49%
2011	9,036	$1.76 to $1.66	$15,032	—	0.45%	to	0.90%	(4.88%)		to	(5.32%)
2010	9,554	$1.85 to $1.75	$16,761	—	0.45%	to	0.90%	23.87%		to	23.31%
2009	63,459	$1.49 to $1.42	$90,170	—	0.45%	to	0.90%	48.03	%(5)	to	35.33%

VP Sit Divd Gro, Cl 3
2013	4,117	$1.27 to $1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99 to $0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(12)	to	9.68%
2011	4,095	$1.56 to $0.81	$3,678	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	4,416	$1.62 to $0.85	$4,070	—	0.45%	to	0.90%	11.03%		to	10.52%
2009	159,817	$1.46 to $0.77	$124,915	—	0.45%	to	0.90%	44.68	%(5)	to	30.15%

VP Vty Estb Val, Cl 3
2013	1,505	$1.37 to $1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01 to $1.32	$1,713	—	0.30%	to	0.90%	2.21	%(12)	to	15.96%
2011	1,127	$1.66 to $1.13	$1,385	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	863	$1.78 to $1.22	$1,098	—	0.45%	to	0.90%	21.32%		to	20.77%
2009	559	$1.47 to $1.01	$572	—	0.45%	to	0.90%	45.45	%(5)	to	35.40%

72  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2013	44,370	$1.25 to $2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03 to $1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(12)	to	20.47%
2011	52,283	$1.71 to $1.49	$80,510	4.78%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	59,589	$2.01 to $1.76	$106,871	2.17%	0.45%	to	0.90%	24.36%		to	23.80%
2009	94,689	$1.61 to $1.42	$135,404	3.80%	0.45%	to	0.90%	62.34	%(5)	to	48.44%

Wanger USA
2013	37,086	$1.39 to $3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04 to $2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(12)	to	18.93%
2011	43,104	$1.79 to $1.94	$82,257	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	48,140	$1.87 to $2.03	$96,783	—	0.45%	to	0.90%	22.80%		to	22.25%
2009	71,519	$1.52 to $1.66	$118,385	—	0.45%	to	0.90%	51.36	%(5)	to	40.95%

WF Adv VT Intl Eq, Cl 2
2013	13,239	$1.26 to $1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06 to $1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(12)	to	12.46%
2011	17,393	$1.30 to $1.29	$22,492	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	20,666	$1.50 to $1.49	$30,862	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
2009	24,622	$1.30 to $1.29	$31,780	3.91%	0.45%	to	0.90%	30.30	%(6)	to	29.79	%(6)

WF Adv VT Opp, Cl 2
2013	7,367	$1.39 to $2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06 to $1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(11)	to	14.48%
2011	10,887	$1.81 to $1.51	$17,056	0.06%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	2,198	$1.93 to $1.61	$3,567	0.75%	0.45%	to	0.90%	23.20%		to	22.65%
2009	2,163	$1.56 to $1.32	$2,849	—	0.45%	to	0.90%	55.37	%(5)	to	46.41%

WF Adv VT Sm Cap Gro, Cl 2
2013	5,586	$1.49 to $2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99 to $1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(11)	to	6.90%
2011	5,886	$2.05 to $1.75	$10,511	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	6,959	$2.16 to $1.85	$13,036	—	0.45%	to	0.90%	26.20%		to	25.64%
2009	6,818	$1.71 to $1.47	$10,069	—	0.45%	to	0.90%	70.90	%(5)	to	51.27%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on Jan. 23, 2009.
(6)	New subaccount operations commenced on Feb. 13, 2009.
(7)	New subaccount operations commenced on May 7, 2010.
(8)	New subaccount operations commenced on Sept. 24, 2010.
(9)	New subaccount operations commenced on April 29, 2011.

(10)	New subaccount operations commenced on April 27, 2012.
(11)	New subaccount operations commenced on Sept. 12, 2012.
(12)	New subaccount operations commenced on Nov. 2, 2012.
(13)	New subaccount operations commenced on April 26, 2013.
(14)	New subaccount operations commenced on Oct. 21, 2013.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2013 ANNUAL REPORT  73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2013 and December 31, 2012 and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

February 25, 2014

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013, $22,902; 2012, $23,058)	$24,387	$25,932
Common stocks, at fair value (cost: 2013 and 2012, $2)	6	4
Mortgage loans, at amortized cost (less allowance for loan losses: 2013, $24; and 2012, $26)	3,326	3,389
Policy loans	773	752
Other investments	915	743

Total investments	29,407	30,820
Cash and cash equivalents	344	336
Restricted cash	—	86
Reinsurance recoverables	2,177	2,047
Other receivables	195	203
Accrued investment income	275	291
Deferred acquisition costs	2,633	2,373
Other assets	4,357	4,197
Separate account assets	77,616	69,395

Total assets	$117,004	$109,748

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$29,149	$30,802
Short-term borrowings	500	501
Line of credit with Ameriprise Financial, Inc.	150	150
Other liabilities	5,431	4,201
Separate account liabilities	77,616	69,395

Total liabilities	112,846	105,049

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,463	2,462
Retained earnings	1,042	1,000
Accumulated other comprehensive income, net of tax	650	1,234

Total shareholder’s equity	4,158	4,699

Total liabilities and shareholder’s equity	$117,004	$109,748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$430	$442	$493
Net investment income	1,411	1,480	1,593
Policy and contract charges	1,725	1,593	1,540
Other revenues	359	329	303
Net realized investment gains (losses)	3	(3)	5

Total revenues	3,928	3,841	3,934

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,172	1,216	950
Interest credited to fixed accounts	806	831	856
Amortization of deferred acquisition costs	141	225	336
Other insurance and operating expenses	746	755	781

Total benefits and expenses	2,865	3,027	2,923

Pretax income	1,063	814	1,011
Income tax provision	221	164	190

Net income	$842	$650	$821

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(11)	$(12)	$(47)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	5	(5)	23

Net impairment losses recognized in net realized investment gains	$(6)	$(17)	$(24)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Net income	$842	$650	$821
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	(904)	451	364
Reclassification of net securities (gains) losses included in net income	(3)	1	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	319	(154)	(194)

Total net unrealized gains (losses) on securities	(588)	298	167

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	4	5	4

Total net unrealized losses on derivatives	4	5	4

Total other comprehensive income (loss), net of tax	(584)	303	171

Total comprehensive income	$258	$953	$992

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2011	$3	$2,460	$1,994	$760	$5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	$3	$2,463	$1,042	$650	$4,158

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$842	$650	$821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(20)	(16)	(73)
Deferred income tax expense (benefit)	(76)	(40)	50
Contractholder and policyholder charges, non-cash	(322)	(273)	(264)
Loss from equity method investments	12	26	33
Net realized investment gains	(9)	(14)	(26)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	6	17	21
Change in operating assets and liabilities:
Deferred acquisition costs	(128)	(28)	54
Other investments, net	—	25	—
Policyholder account balances, future policy benefits and claims, net	(1,053)	(463)	1,414
Derivatives, net of collateral	1,733	671	(301)
Reinsurance recoverables	(121)	(107)	(127)
Other receivables	4	(35)	25
Accrued investment income	16	16	2
Other, net	132	283	39

Net cash provided by operating activities	1,016	712	1,668

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	171	156	664
Maturities, sinking fund payments and calls	3,682	3,292	3,200
Purchases	(3,672)	(2,271)	(4,084)
Proceeds from sales, maturities and repayments of mortgage loans	696	310	202
Funding of mortgage loans	(619)	(277)	(207)
Purchase of residential mortgage loans from affiliate	—	(954)	—
Proceeds from sales and collections of other investments	119	117	114
Purchase of other investments	(235)	(286)	(296)
Purchase of land, buildings, equipment and software	(8)	(8)	(6)
Change in policy loans, net	(21)	(13)	(10)
Other, net	49	—	—

Net cash provided by (used in) investing activities	162	66	(423)

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	2,158	2,198	2,221
Net transfers from (to) separate accounts	(116)	(30)	39
Surrenders and other benefits	(1,994)	(2,063)	(2,154)
Change in short-term borrowings, net	(2)	(5)	107
Proceeds from line of credit with Ameriprise Financial, Inc.	94	418	415
Payments on line of credit with Ameriprise Financial, Inc.	(94)	(568)	(118)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash paid for purchased options with deferred premiums	(417)	(356)	(254)
Cash dividends to Ameriprise Financial, Inc.	(800)	(865)	(750)

Net cash used in financing activities	(1,170)	(1,270)	(493)

Net increase (decrease) in cash and cash equivalents	8	(492)	752
Cash and cash equivalents at beginning of period	336	828	76

Cash and cash equivalents at end of period	$344	$336	$828

Supplemental Disclosures:
Income taxes paid, net	$94	$109	$176
Interest paid on borrowings	4	4	5
Non-cash investing activity:
Dividend to Ameriprise Financial, Inc.	—	—	850
Affordable housing partnership commitments not yet remitted	96	13	137

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

In the Consolidated Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Consolidated Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $32 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

RiverSource Life Insurance Company

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products in addition to other benefit riders. Indexed universal life (“IUL”) insurance is similar to universal life in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index® (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

In 2013, RiverSource Life introduced TrioSourcesm universal life insurance with long term care benefits. TrioSource allows clients to allocate a policy’s cash value to a fixed account that begins to earn interest immediately. The base feature of TrioSource is a fixed universal life insurance policy that provides a guaranteed death benefit. The policy offers a guaranteed return of premium (“ROP”). ROP is 90% of the premium in years 1-2 and 100% of the premium in years 3 and later and is net of any partial surrenders, outstanding policy loans or long term care benefits paid. The Accelerated Benefit Rider (“ABR”) for Long-Term Care allows for the acceleration of the death benefit to help pay for covered long term care expenses. In addition, clients may purchase an optional rider which extends benefits for a specified time period after ABR benefits have been exhausted. Any long term care benefit paid reduces the death benefit, cash value and ROP. Additional riders, including an inflation protection option, are available for an additional charge.

The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will

RiverSource Life Insurance Company

absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis

RiverSource Life Insurance Company

of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $86 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2013 and 2012, land, buildings, equipment and software were $166 million and $174 million, respectively, net of accumulated depreciation of $107 million and $91 million, respectively. Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 was $16 million, $17 million and $16 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee

RiverSource Life Insurance Company

compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions

RiverSource Life Insurance Company

used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Company

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is

RiverSource Life Insurance Company

accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $6 million has been established at December 31, 2013.

RiverSource Life Insurance Company

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 18 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 16 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Receivables — Troubled Debt Restructuring by Creditors
In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures
In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $495 million and $409 million as of December 31, 2013 and 2012, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $137 million and $144 million recorded in other liabilities as of December 31, 2013 and 2012, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—

Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2

Total	$22,904	$1,743	$(254)	$24,393	$(13)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $2.3 billion and $1.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and repurchase agreements.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 83% and 84%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012, approximately $1.3 billion and $1.5 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”) using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,557	$5,738	23%	$5,680	$6,198	24%
AA	1,055	1,171	5	1,102	1,273	5
A	4,687	5,062	21	4,262	4,849	19
BBB	10,062	10,897	45	10,409	12,019	46
Below investment grade	1,541	1,519	6	1,605	1,593	6

Total fixed maturities	$22,902	$24,387	100%	$23,058	$25,932	100%

At December 31, 2013 and 2012, approximately 41% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)

Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2013	2012	2011

Beginning balance	$87	$106	$108
Credit losses for which an other-than-temporary impairment was not previously recognized	2	1	13
Credit losses for which an other-than-temporary impairment was previously recognized	4	16	11
Reductions for securities sold during the period (realized)	(39)	(36)	(26)

Ending balance	$54	$87	$106

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii)

RiverSource Life Insurance Company

(gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains (Loss)	Income Tax	Gains (Loss)

Balance at January 1, 2011	$1,215	$(425)	$790
Net unrealized securities gains arising during the period(1)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (2)
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	490	(171)	319

Balance at December 31, 2013	$1,033	$(366)	$667 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Includes $7 million, $15 million and $20 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Gross realized investment gains	$11	$16	$48
Gross realized investment losses	—	(1)	(20)
Other-than-temporary impairments	(6)	(17)	(24)

Total	$5	$(2)	$4

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,040	$1,061
Due after one year through five years	4,747	5,130
Due after five years through 10 years	6,558	6,930
Due after 10 years	3,537	4,040

	15,882	17,161
Residential mortgage backed securities	3,773	3,811
Commercial mortgage backed securities	2,309	2,434
Asset backed securities	938	981
Common stocks	2	6

Total	$22,904	$24,393

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

RiverSource Life Insurance Company

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Income on fixed maturities	$1,205	$1,324	$1,469
Income on mortgage loans	202	158	149
Other investments	37	26	18

	1,444	1,508	1,636
Less: investment expenses	33	28	43

Total	$1,411	$1,480	$1,593

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Fixed maturities	$5	$(2)	$4
Mortgage loans	(1)	—	2
Other investments	(1)	(1)	(1)

Total	$3	$(3)	$5

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans purchased in 2012.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2013

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)

Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2013

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666

Total	$2,564	$786	$361	$3,711

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $10 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $53 million and $80 million as of December 31, 2013 and 2012, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Purchases
Residential mortgage loans	$—	$954	$—
Syndicated loans	158	111	194

Total loans purchased	$158	$1,065	$194

Sales
Syndicated loans	$2	$9	$2

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $20 million and $4 million as of December 31, 2013 and 2012, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in millions)

South Atlantic	$679	$625	26%	25%
Pacific	631	565	25	23
East North Central	248	255	10	10
Mountain	248	262	10	11
Middle Atlantic	202	198	8	8
West North Central	194	216	7	9
West South Central	153	159	6	6
New England	138	135	5	5
East South Central	71	66	3	3

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in millions)

Retail	$917	$822	36%	33%
Office	548	597	21	24
Apartments	454	415	18	17
Industrial	431	449	17	18
Mixed use	36	42	1	2
Hotel	32	36	1	1
Other	146	120	6	5

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2013 and 2012, no allowance for loan losses was recorded.

As of December 31, 2013 and 2012, approximately 4% and 3%, respectively, of residential mortgage loans had FICO scores below 640. At December 31, 2013 and 2012, approximately 1% and 7%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of both December 31, 2013 and 2012. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2013 and 2012 were $3 million and $2 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2013		2012

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	7	$22	4	$13
Residential mortgage loans	2	—	—	—
Syndicated loans	—	—	2	1

Total	9	$22	6	$14

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$2,373	$2,413	$2,521
Capitalization of acquisition costs	269	253	282
Amortization, excluding the impact of valuation assumptions review	(219)	(214)	(305)
Amortization, impact of valuation assumptions review	78	(11)	(31)
Impact of change in net unrealized securities losses (gains)	132	(68)	(54)

Balance at December 31	$2,633	$2,373	$2,413

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$404	$464	$545
Capitalization of sales inducement costs	5	7	9
Amortization, excluding the impact of valuation assumptions review	(48)	(45)	(70)
Amortization, impact of valuation assumptions review	25	(13)	(11)
Impact of change in net unrealized securities losses (gains)	23	(9)	(9)

Balance at December 31	$409	$404	$464

8.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSource universal life product launched in 2013.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $194.1 billion and $191.4 billion, respectively, of which $142.1 billion and $138.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Direct premiums	$650	$661	$707
Reinsurance ceded	(220)	(219)	(214)

Net premiums	$430	$442	$493

Policy and contract charges are presented on the Consolidated Statements of Income net of $87 million, $79 million and $71 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $226 million, $196 million and $189 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.7 billion and $1.6 billion related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Included in policyholder account balances, future policy benefits and claims is $597 million and $615 million related to previously assumed reinsurance arrangements as of December 31, 2013 and 2012, respectively.

9.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2013		2012

Policyholder account balances
Fixed annuities	$13,826		$14,420
Variable annuity fixed sub-accounts	4,926		4,833
VUL/UL insurance	2,790		2,725
IUL insurance	315		137
Other life insurance	878		909

Total policyholder account balances	22,735		23,024

Future policy benefits
Variable annuity GMWB	(383	)(1)	799
Variable annuity GMAB	(62	)(1)	103
Other annuity liabilities	76		158
Fixed annuities life contingent liabilities	1,523		1,520
EIA	29		33
Life, DI and LTC insurance	4,739		4,703
VUL/UL and other life insurance additional liabilities	336		330

Total future policy benefits	6,258		7,646
Policy claims and other policyholders’ funds	156		132

Total policyholder account balances, future policy benefits and claims	$29,149		$30,802

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2013	2012

Variable annuity	$70,687	$63,302
VUL insurance	6,885	6,051
Other insurance	44	42

Total	$77,616	$69,395

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 17 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

RiverSource Life Insurance Company

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$52,616	$50,790	$28	64	$45,697	$43,942	$61	63
Five/six-year reset	11,220	8,663	42	64	11,233	8,722	115	63
One-year ratchet	7,676	7,261	38	65	7,367	6,933	106	65
Five-year ratchet	1,781	1,725	1	62	1,616	1,563	3	61
Other	1,015	996	36	69	912	885	62	68

Total — GMDB	$74,308	$69,435	$145	64	$66,825	$62,045	$347	63

GGU death benefit	$1,052	$998	$121	64	$958	$907	$93	63
GMIB	$413	$389	$8	66	$425	$399	$15	66
GMWB:
GMWB	$3,936	$3,921	$1	67	$3,898	$3,880	$3	66
GMWB for life	34,069	33,930	77	64	28,588	28,462	104	64

Total — GMWB	$38,005	$37,851	$78	64	$32,486	$32,342	$107	64

GMAB	$4,194	$4,181	$2	58	$3,773	$3,762	$5	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company

RiverSource Life Insurance Company

previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $72 million and $297 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in millions, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$5,674	62	$5,060	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$5	$8	$337	$104	$68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)

Balance at December 31, 2013	$4	$6	$(383)	$(62)	$206

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2013	2012

Mutual funds:
Equity	$39,195	$33,037
Bond	26,519	26,849
Other	3,764	2,324

Total mutual funds	$69,478	$62,210

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at both December 31, 2013 and 2012 of $150 million under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to

RiverSource Life Insurance Company

adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2013 and 2012.

12.	SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million and $518 million at December 31, 2013 and 2012, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2013 and 2012 was $50 million and $501 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2013 and 2012 was 0.3% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. In 2013, the Company began to borrow short-term funds under these FHLB borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $574 million at December 31, 2013. The amount of the Company’s liability including accrued interest was $450 million as of December 31, 2013. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2013 was 0.3%.

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45

Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387

Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,488	—	1,488
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign currency derivative contracts	—	2	—	2

Total other assets	265	2,996	—	3,261

Separate account assets	—	77,616	—	77,616

Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)

Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)

Other liabilities:
Interest rate derivative contracts	—	1,693	—	1,693
Equity derivative contracts	549	2,390	—	2,939

Total other liabilities	549	4,083	—	4,632

Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932

Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418

Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	—	45	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total policyholder account balances, future policy benefits and claims	—	2	878	880(1)

Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,023	$878	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset		IUL		GMAB
	Debt	Backed	Backed	Backed		Embedded		Embedded
(in millions)	Securities	Securities	Securities	Securities	Total	Derivatives		Derivatives	Total

Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003	$(45)		$(833)	$(878)
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)	(19	)(2)	1,617 (3)	1,598
Other comprehensive income	(41)	—	(6)	10	(37)	—		—	—
Purchases	120	87	15	68	290	—		—	—
Sales	—	—	—	—	—	—		—	—
Issues	—	—	—	—	—	(62)		(228)	(290)
Settlements	(216)	(9)	—	(2)	(227)	1		19	20
Transfers into Level 3	—	—	—	—	—	—		—	—
Transfers out of Level 3	—	(43)	(149)	(16)	(208)	—		—	—

Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822	$(125)		$575	$450

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1	$—		$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		1,598	1,598
Interest credited to fixed accounts	—	—	—	—	—	(19)		—	(19)

(1)	Included in net investment income in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

								Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities							Future Policy Benefits and Claims
		Residential	Commercial						GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			IUL	GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded	Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total		Derivatives	Derivatives	Total

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$—	$(1,585)	$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	8 (2)	948 (3)	956
Other comprehensive income	12	10	7	2	1	32		—	—	—
Purchases	444	31	8	—	—	483		—	—	—
Sales	—	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—	—		(31)	(188)	(219)
Settlements	(153)	(12)	—	(2)	—	(167)		—	(8)	(8)
Transfers into Level 3	10	25	146	22	—	203		(22)	—	(22)
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—	—	—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(45)	$(833)	$(878)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		—	908	908
Interest credited to fixed accounts	—	—	—	—	—	—		8	—	8

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities						Future Policy Benefits and Claims
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $85 million gain included in net investment income and a $26 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(168) million, $(71) million and $216 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Company

During the years ended December 31, 2012 and 2011, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 57.9%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5%	2.2%
IUL embedded derivatives	$45	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy,

RiverSource Life Insurance Company

the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

RiverSource Life Insurance Company

	December 31, 2012

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568
Policy loans	752	—	—	725	725
Other investments	309	—	292	24	316
Restricted cash	86	86	—	—	86

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,701	$—	$—	$15,982	$15,982
Short-term borrowings	501	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	144	—	—	142	142
Separate account liabilities	360	—	360	—	360

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

RiverSource Life Insurance Company

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $268 million, $244 million and $222 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $465 million, $477 million and $530 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Cash dividends paid to Ameriprise Financial	$800	$865	$750
Non-cash dividend paid to Ameriprise Financial	—	—	850
Cash dividends received from RiverSource Life of NY	25	50	79
Cash dividends received from RTA	—	—	53

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2013, 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $30 million, $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $200 million and $17 million at December 31, 2013 and 2012, respectively.

15.	REGULATORY REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require

RiverSource Life Insurance Company

advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(7) million and $421 million as of December 31, 2013 and 2012, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Government debt securities of $6 million and $7 million at December 31, 2013 and 2012, respectively, were on deposit with various states as required by law.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2013	2012	2011

Statutory net gain (loss) from operations(1)	$1,633	$2,189	$(475)
Statutory net income (loss)(1)	1,337	1,976	(599)
Statutory capital and surplus	2,686	3,113	2,681

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60

Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

	December 31, 2012
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,322	$—	$3,322	$(2,676)	$(262)	$(355)	$29
Exchange-traded	96	—	96	—	—	—	96

Total derivatives	$3,418	$—	$3,418	$(2,676)	$(262)	$(355)	$125

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—

Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—

Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

	December 31, 2012
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$3,279	$—	$3,279	$(2,676)	$(67)	$(532)	$4
Repurchase agreements	501	—	501	—	—	(501)	—

Total	$3,780	$—	$3,780	$(2,676)	$(67)	$(1,033)	$4

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Assets			Liabilities
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,484	$2,191	Other liabilities	$1,672		$1,486
Equity contracts	Other assets	1,741	1,215	Other liabilities	2,918		1,792
Credit contracts	Other assets	3	—	Other liabilities	—		—
Foreign currency contracts	Other assets	2	6	Other liabilities	—		—
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(575	)(2)	833

Total GMWB and GMAB		3,230	3,412		4,015		4,111

Other derivatives:
Interest rate
Macro hedge program	Other assets	4	—	Other liabilities	21		—
Equity
Macro hedge program	Other assets	—	—	Other liabilities	8		—
				Policyholder account balances, future policy benefits and
EIA embedded derivatives	N/A	—	—	claims	5		2
IUL	Other assets	27	6	Other liabilities	13		1
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	125		45

Total other		31	6		172		48

Total derivatives		$3,261	$3,418		$4,187		$4,159

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(742)	$17	$709
Equity contracts	Benefits, claims, losses and settlement expenses	(1,084)	(1,218)	326
Credit contracts	Benefits, claims, losses and settlement expenses	6	(2)	(12)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	26	(1)	(2)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	1,408	752	(1,165)

Total GMWB and GMAB		(386)	(452)	(144)

Other derivatives:
Interest rate
Macro hedge program	Benefits, claims, losses and settlement expenses	(15)	—	—
Tax hedge	Net investment income	—	1	—
Equity
Macro hedge program	Benefits, claims, losses and settlement expenses	(8)	—	—
EIA	Interest credited to fixed accounts	3	1	(1)
EIA embedded derivatives	Interest credited to fixed accounts	(3)	1	1
IUL	Interest credited to fixed accounts	11	1	1
IUL embedded derivatives	Interest credited to fixed accounts	16	(4)	(3)

Total other		4	—	(2)

Total derivatives		$(382)	$(452)	$(146)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2013 and 2012, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.4 billion and $142.1 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2014	$359	$84
2015	329	65
2016	285	49
2017	221	44
2018	176	54
2019-2027	472	73

Total	$1,842	$369

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

RiverSource Life Insurance Company

Beginning in the fourth quarter of 2013, the Company established a macro hedge program which uses a combination of options and/or swaps to provide protection against the statutory tail scenario risk arising from variable annuity reserves on the Company’s statutory surplus. The program also covers some of the residual risks not covered by other hedging activities. The gross notional amount of these derivative contracts was $710 million at December 31, 2013.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $512 million and $210 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2013, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2013, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2013 and 2012, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2013, 2012 and 2011, the amounts recognized in earnings on derivative transactions that were ineffective was $1 million, $1 million and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income (loss):

(in millions)	2013	2012	2011

Net unrealized derivative losses at January 1	$(21)	$(26)	$(30)
Reclassification of realized losses(1)	6	7	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(17)	$(21)	$(26)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is five years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $950 million and $364 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $940 million and $360 million, respectively. If the credit contingent provisions of

RiverSource Life Insurance Company

derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $10 million and $4 million, respectively.

18.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in millions)

Net unrealized gains on Available-for-Sale securities	Net investment income	$(5)
Tax expense	Income tax provision	2

Net of tax		$(3)

Losses on cash flow hedges:
Swaptions	Net investment income	$6
Tax benefit	Income tax provision	(2)

Net of tax		$4

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $319 million, net of tax, for the year ended December 31, 2013. See Note 5 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

19.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Current income tax
Federal	$295	$197	$137
State	2	7	3

Total current income tax	297	204	140

Deferred income tax
Federal	(65)	(38)	51
State	(11)	(2)	(1)

Total deferred income tax	(76)	(40)	50

Total income tax provision	$221	$164	$190

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.6)	(9.7)	(12.6)
Low income housing credit	(5.0)	(4.7)	(1.6)
Foreign tax credit, net of addback	(0.9)	(0.5)	(1.6)
State taxes, net of federal benefit	(0.5)	0.4	0.1
Taxes applicable to prior years	—	(2.5)	—
Other, net	1.8	2.1	(0.5)

Income tax provision	20.8%	20.1%	18.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 partially offset by increased low income housing tax credits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets

RiverSource Life Insurance Company

and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$887	$1,295
Investment related	678	161
State net operating losses	6	5
Other	5	5

Gross deferred income tax assets	1,576	1,466
Less: valuation allowance	(6)	(5)

Total deferred income tax assets	1,570	1,461

Deferred income tax liabilities
Deferred acquisition costs	730	677
Net unrealized gains on Available-for-Sale securities	358	676
Deferred sales inducement costs	145	142
Other	17	29

Gross deferred income tax liabilities	1,250	1,524

Net deferred income tax assets (liabilities)	$320	$(63)

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $6 million, net of federal benefit, which will expire beginning December 31, 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2013	2012	2011

Balance at January 1	$65	$134	$83
Additions (reductions) based on tax positions related to the current year	18	1	(1)
Additions for tax positions of prior years	61	19	79
Reductions for tax positions of prior years	—	(77)	(7)
Settlements	—	(12)	(20)

Balance at December 31	$144	$65	$134

If recognized, approximately $23 million, $8 million and $12 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $130 million to $140 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $6 million, a net reduction of $3 million, and a net increase of $57 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $36 million and $30 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2007 tax returns. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for all years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2013	2012	2011

Net unrealized securities gains (losses)	$(309)	$161	$89
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision (benefit)	$(311)	$159	$87

RiverSource Life Insurance Company

20.	COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments
The following table presents the Company’s funding commitments as of December 31:

(in millions)	2013	2012

Commercial mortgage loans	$71	$72
Residential mortgage loans	542	627
Affordable housing partnerships	137	144

Total funding commitments	$750	$843

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $14 million and $26 million, respectively, and the related premium tax asset was $11 million and $19 million, respectively. The Company has recently paid assessments related to ELNY from some of the state guaranty fund associations, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
S-6196 AD (5/14)